FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-33395
                                                    ---------

                      FRANKLIN FEDERAL TAX-FREE INCOME FUND
                     --------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                   --------------------------------------
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                   --------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 4/30
                         ----

Date of reporting period: 7/31/04
                          -------


Item 1. Schedule of Investments.


FRANKLIN FEDERAL TAX-FREE INCOME FUND

QUARTERLY STATEMENT OF INVESTMENTS
JULY 31, 2004

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ....................................................  3

Notes to Statement of Investments ........................................... 35

                                     [LOGO]
                             FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statement of Investments  | 1

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FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS, JULY 31, 2004 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT      VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 98.6%
BONDS 93.9%
ALABAMA .5%
Alabama HFA, SFMR, Series D-2, GNMA Secured, 5.75%, 10/01/23 ................................     $  2,380,000     $  2,428,671
Anniston Regional Medical Center Board Revenue, Series A, AMBAC Insured, 5.125%,
  6/01/28 ...................................................................................        7,000,000        6,975,640
Courtland IDB,
   PCR, Champion International Corp. Project, Refunding, 6.15%, 6/01/19 .....................        5,000,000        5,197,450
   Solid Waste Disposal Revenue, Champion International Corp. Project, Refunding, 6.00%,
     8/01/29 ................................................................................       12,000,000       12,267,480
Courtland IDBR, Solid Waste Disposal Revenue, Champion International Corp. Project,
  Refunding, Series A, 6.70%, 11/01/29 ......................................................        4,000,000        4,281,480
Fairfield IDB, Environmental Improvement Revenue, USX Corp. Project, Refunding, 5.45%,
  9/01/14 ...................................................................................        1,445,000        1,497,555
University of Alabama, University Revenue Hospital, Series A, MBIA Insured, 5.875%,
  9/01/31 ...................................................................................        5,000,000        5,372,250
                                                                                                                   ------------
                                                                                                                     38,020,526
                                                                                                                   ------------
ALASKA .4%
Alaska State HFC Revenue, Veterans Mortgage Program, MBIA Insured, 6.75%, 12/01/25 ..........        6,610,000        6,755,552
Alaska State International Airports Revenues, Series B,
   AMBAC Insured, 5.25%, 10/01/27 ...........................................................       15,000,000       15,227,550
   MBIA Insured, 5.00%, 10/01/28 ............................................................        5,100,000        5,036,250
                                                                                                                   ------------
                                                                                                                     27,019,352
                                                                                                                   ------------
ARIZONA 1.8%
Gila County IDAR, Asarco Inc., Refunding, 5.55%, 1/01/27 ....................................        3,340,000        2,433,791
Maricopa County IDA,
   Health Facilities Revenue, Catholic Healthcare West Project, Refunding, Series A, 5.00%,
    7/01/16 .................................................................................       23,000,000       23,115,690
   Hospital Facility Revenue, Mayo Clinic Hospital, 5.25%, 11/15/37 .........................       19,000,000       19,092,340
Mesa IDAR, Discovery Health System, Series A, MBIA Insured, 5.75%, 1/01/25 ..................       22,500,000       23,834,925
Salt River Project Agricultural Improvement and Power District Electric System Revenue,
  Salt River Project,
   Refunding, Series A, 5.125%, 1/01/27 .....................................................       35,000,000       35,656,600
   Series B, 5.00%, 1/01/25 .................................................................       17,500,000       17,775,275
                                                                                                                   ------------
                                                                                                                    121,908,621
                                                                                                                   ------------
ARKANSAS 1.3%
Arkansas State Development Finance Authority HMR, Series B-1, GNMA Secured, 5.80%,
  1/01/23 ...................................................................................          310,000          316,873
Arkansas State Development Finance Authority Revenue, White River Medical Center Project,
  5.60%, 6/01/24 ............................................................................        1,200,000        1,204,620
Arkansas State Development Finance Authority SFMR, MBS Program,
   Series B, 6.10%, 1/01/29 .................................................................          325,000          332,140
   Series D, 6.85%, 1/01/27 .................................................................           35,000           36,023
Arkansas State Development Finance Authority Wastewater System Revenue, Revolving Loan
  Fund, Series A, Pre-Refunded, 5.85%, 12/01/19 .............................................        1,000,000        1,081,280
Arkansas State Student Loan Authority Revenue, Refunding, Sub Series B,
   6.25%, 6/01/10 ...........................................................................          500,000          537,505
   5.60%, 6/01/14 ...........................................................................          325,000          333,456


                                         Quarterly Statement of Investments  | 3

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
ARKANSAS (CONT.)
Camden Environmental Improvement Revenue, International Paper Co. Project, Series A,
  7.625%, 11/01/18 ..........................................................................    $    250,000     $    258,175
Jefferson County PCR,
   Arkansas Power and Light Co. Project, Refunding, 6.30%, 6/01/18 ..........................       1,865,000        1,904,016
   Entergy Arkansas Inc. Project, Refunding, 5.60%, 10/01/17 ................................       7,900,000        7,900,158
 Pope County PCR,
   Arkansas Power and Light Co. Project, Refunding, 6.30%, 11/01/20 .........................      60,500,000       60,604,060
   Power and Light Co.  Project, Refunding, 6.30%, 12/01/16 .................................       2,600,000        2,663,752
 Pulaski County Health Facilities Board Revenue, Nazareth Sisters of Charity, St. Vincent's
  Infirmary, Refunding, MBIA Insured, ETM, 6.05%, 11/01/09 ..................................         125,000          142,901
 Pulaski County Public Facilities Board MFR, South Oaks Apartments, Refunding, Series A,
  GNMA Secured, 6.50%, 10/20/29 .............................................................         600,000          613,494
Saline County Hospital Revenue, Refunding, Connie Lee Insured, 6.00%, 9/01/19 ...............         700,000          742,154
Saline County Retirement Housing and Healthcare Facilities Board Revenue, Refunding,
  AMBAC Insured, 5.80%, 6/01/11 .............................................................         195,000          204,830
 University of Arkansas University Revenues, Various Facility, Fayetteville Campus,
  FGIC Insured, 5.00%, 12/01/27 .............................................................       5,000,000        5,019,950
 University of Central Arkansas Academic Facilities Revenue,
   Series B, AMBAC Insured, 5.875%, 4/01/16 .................................................         250,000          269,308
   Series C, AMBAC Insured, 6.00%, 4/01/21 ..................................................       1,000,000        1,078,400
 University of Central Arkansas Athletic Facilities Revenue, Series C, AMBAC Insured,
   6.00%, 4/01/21 ...........................................................................       1,000,000        1,078,400
   6.125%, 4/01/26 ..........................................................................       1,200,000        1,296,504
 University of Central Arkansas Housing System Revenue, Refunding, Series A, AMBAC Insured,
  6.00%, 4/01/21 ............................................................................       1,000,000        1,078,400
                                                                                                                  ------------
                                                                                                                    88,696,399
                                                                                                                  ------------

CALIFORNIA 6.4%
Alhambra COP, Clubhouse Facility Project, 11.25%,
   1/01/08 ..................................................................................         410,000          424,752
   1/01/09 ..................................................................................         455,000          471,162
   1/01/10 ..................................................................................         500,000          517,990
California Educational Facilities Authority Revenue, Pooled College and University Projects,
  Series B, 6.00%, 12/01/20 .................................................................       6,025,000        6,267,446
California Health Facilities Financing Authority Revenue, St. Francis Medical Center,
  Refunding, Series H, AMBAC Insured, 6.30%, 10/01/15 .......................................       2,800,000        2,985,080
California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges,
  First Lien, Series A, AMBAC Insured, 5.00%, 7/01/33 .......................................      24,500,000       24,424,540
California State GO,
   5.90%, 5/01/08 ...........................................................................         235,000          241,965
   6.00%, 5/01/18 ...........................................................................         535,000          550,526
   6.00%, 5/01/20 ...........................................................................         850,000          875,891
   5.90%, 4/01/23 ...........................................................................       1,200,000        1,216,428
   5.00%, 2/01/24 ...........................................................................       5,000,000        5,025,150
   5.00%, 2/01/26 ...........................................................................      20,000,000       19,792,000
   5.125%, 2/01/26 ..........................................................................       7,500,000        7,525,125
   5.00%, 2/01/32 ...........................................................................      49,000,000       47,644,660
   Refunding, 5.125%, 6/01/25 ...............................................................      25,000,000       25,177,000


4 |  Quarterly Statement of Investments

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT     VALUE
------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
CALIFORNIA (CONT.)
California State GO, (cont.)
   Refunding, 5.00%, 2/01/26 .................................................................     $27,000,000    $ 26,719,200
   Various Purpose, 5.25%, 11/01/25 ..........................................................      16,260,000      16,616,907
   Various Purpose, 5.25%, 4/01/27 ...........................................................      17,500,000      17,723,650
   Various Purpose, 5.50%, 11/01/33 ..........................................................       2,500,000       2,574,600
Chino USD, COP,
   FSA Insured, Pre-Refunded, 5.90%, 9/01/15 .................................................       2,010,000       2,146,419
   Refunding, FSA Insured, 5.90%, 9/01/15 ....................................................       6,230,000       6,607,600
Commerce Refuse to Energy Authority Revenue, Refunding, Series 1994, 8.75%, 7/01/10 ..........         655,000         684,416
 Foothill/Eastern Corridor Agency Toll Road Revenue,
   Refunding, 5.75%, 1/15/40 .................................................................      20,000,000      19,930,200
   senior lien, Series A, Pre-Refunded, 6.50%, 1/01/32 .......................................      39,240,000      43,321,745
Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue,
   5.375%, 6/01/28 ...........................................................................      50,000,000      50,075,000
   2003 Series A-1, 6.25%, 6/01/33 ...........................................................      26,000,000      23,654,020
 Hacienda La Puente USD GO, Election 2000, Series B, FSA Insured, 5.00%, 8/01/27 .............       5,000,000       5,010,750
 Los Angeles CRDA, Housing Revenue, Refunding, Series A, AMBAC Insured, 6.55%,
  1/01/27 ....................................................................................       2,790,000       2,869,654
 Los Angeles Regional Airports Improvement Corp. Lease Revenue,
   Facilities Sub-Lease, International Airport, Refunding, 6.35%, 11/01/25 ...................       7,500,000       4,884,900
(a)United Airlines, International Airport, Refunding, 6.875%, 11/15/12 .......................       8,400,000       4,615,884
 Los Angeles USD, GO, Series A, MBIA Insured, 5.00%, 1/01/28 .................................      25,000,000      25,088,000
 Los Angeles Wastewater System Revenue, Refunding, MBIA Insured, 5.00%, 6/01/25 ..............      10,000,000      10,113,100
 Metropolitan Water District Southern California Waterworks Revenue, Series B2, FGIC Insured,
  5.00%, 10/01/27 ............................................................................       9,645,000       9,700,748
 Pajaro Valley USD, GO, Series A, FSA Insured, 5.00%, 8/01/26 ................................       5,285,000       5,315,389
 Pomona PFAR, Series Q, MBIA Insured, Pre-Refunded, 5.90%, 12/01/25 ..........................       4,000,000       4,245,800
San Francisco City and County Redevelopment Financing Authority Tax Allocation Revenue,
  Redevelopment Projects, Pre-Refunded, 6.50%, 8/01/22 .......................................      12,680,000      13,060,400
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, senior lien, 5.00%,
  1/01/33 ....................................................................................       5,000,000       4,327,900
Windsor RDAR, Tax Allocation, Windsor Project, 7.00%, 9/01/24 ................................       2,405,000       2,458,174
                                                                                                                  ------------
                                                                                                                   444,884,171
                                                                                                                  ------------

COLORADO 2.8%
Colorado Health Facilities Authority Revenue,
   Catholic Health Initiatives, Series A, 5.00%, 12/01/28 ....................................       2,000,000       1,974,900
   Kaiser Permanente, Series A, ETM, 5.35%, 11/01/16 .........................................      13,250,000      13,897,130
   Kaiser Permanente, Series B, 5.35%, 8/01/15 ...............................................      20,200,000      21,221,514
Colorado Public Highway Authority Revenue, Highway E-470, Refunding, Senior Series A,
  MBIA Insured, 5.00%, 9/01/21 ...............................................................      12,715,000      13,150,616
 Denver City and County Airport Revenue,
   Refunding, Series E, MBIA Insured, 5.25%, 11/15/23 ........................................      43,000,000      44,528,220
   Series A, 7.50%, 11/15/23 .................................................................      13,590,000      14,049,206
   Series A, Pre-Refunded, 7.50%, 11/15/23 ...................................................       2,930,000       3,038,996
 Denver City and County School District No. 1 COP, Denver School Facilities Leasing Corp.,
  AMBAC Insured, 5.50%, 12/15/08 .............................................................       1,000,000       1,068,650


                                         Quarterly Statement of Investments  | 5

FRANKLIN FEDERAL TAX-FREE INCOME FUND

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   COLORADO (CONT.)
(a)Denver City and County Special Facilities Airport Revenue, United Airlines Inc. Project,
     Series A, 6.875%, 10/01/32 .................................................................     $47,980,000     $ 35,331,033
   Denver Convention Center Hotel Authority Revenue, Senior Series A, XLCA Insured, 4.75%,
     12/01/28 ...................................................................................      15,000,000       14,393,100
   Littleton MFHR, Riverpointe I, Refunding, Series A, FSA Insured, 5.95%, 4/01/29 ..............      11,300,000       11,861,610
   Northwest Parkway Public Highway Authority Revenue, Series A, AMBAC Insured, 5.125%,
     6/15/31 ....................................................................................       7,500,000        7,582,050
   Pueblo County School District GO No. 060, FGIC Insured, 5.00%, 12/15/22 ......................       5,500,000        5,674,130
   University of Colorado Hospital Authority Revenue, Series A, AMBAC Insured, 5.00%,
     11/15/29 ...................................................................................       8,500,000        8,391,200
                                                                                                                      ------------
                                                                                                                       196,162,355
                                                                                                                      ------------

   CONNECTICUT .3%
   Connecticut State GO, Series D, 5.00%, 11/15/20 ..............................................       8,000,000        8,290,720
   Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, Series B,
     AMBAC Insured, 5.00%, 12/01/17 .............................................................      11,870,000       12,599,174
   Meriden Housing Authority MFR, Connecticut Baptist Housing Project, GNMA Secured,
     5.80%, 8/20/39 .............................................................................       2,730,000        2,904,038
                                                                                                                      ------------
                                                                                                                        23,793,932
                                                                                                                      ------------

   DELAWARE
    Delaware State Housing Authority MFMR, Refunding, Series D, 6.75%, 7/01/06 ..................       1,375,000        1,425,971
   FLORIDA 3.7%
    Broward County School Board COP,
      MBIA Insured, 5.00%, 7/01/28 ..............................................................      17,415,000       17,342,031
      Series A, FSA Insured, 5.25%, 7/01/24 .....................................................      25,000,000       26,032,500
   Callaway/Bay County Wastewater Systems Revenue, Series A, FGIC Insured, 6.00%,
     9/01/26 ....................................................................................         695,000          757,376
   Escambia County Health Facilities Authority Revenue, Ascension Health Credit, Refunding,
     Series A-2, AMBAC Insured, Pre-Refunded, 5.75%, 11/15/29 ...................................      10,000,000       11,303,500
   Florida State Board of Education Capital Outlay GO, Public Education, Refunding, Series D,
      5.75%, 6/01/22 ............................................................................      10,000,000       10,958,300
      6.00%, 6/01/23 ............................................................................      17,500,000       20,537,825
   Hillsborough County IDAR, Refunding, Series A, 5.25%, 10/01/24 ...............................      13,500,000       13,252,140
   Hillsborough County School Board COP,
      MBIA Insured, 5.00%, 7/01/27 ..............................................................       5,000,000        5,014,050
      Refunding, Series A, MBIA Insured, 5.00%, 7/01/25 .........................................       5,000,000        5,032,800
   Jacksonville Capital Improvement Revenue, Series A, AMBAC Insured, 5.00%, 10/01/30 ...........      20,175,000       20,187,105
   Jacksonville Sales Tax Revenue, AMBAC Insured, 5.00%,
      10/01/23 ..................................................................................       6,000,000        6,115,260
      10/01/26 ..................................................................................      20,000,000       20,106,200
   Jacksonville Transportation Revenue, MBIA Insured, 5.00%, 10/01/31 ...........................       5,000,000        4,999,650
   Miami-Dade County Special Obligation Revenue, Juvenile Courthouse Project, Series A,
     AMBAC Insured, 5.00%, 4/01/32 ..............................................................      10,000,000        9,999,300
   Orlando and Orange County Expressway Authority Revenue, Series B, AMBAC Insured, 5.00%,
     7/01/28 ....................................................................................      10,630,000       10,644,669
   Orlando Utilities Commission Water and Electric Revenue, Refunding, 5.00%, 10/01/22 ..........       7,500,000        7,748,100


6 |  Quarterly Statement of Investments

FRANKLIN FEDERAL TAX-FREE INCOME FUND

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
FLORIDA (CONT.)
Palm Beach County School Board COP,
   Refunding, Series D, FSA Insured, 5.00%, 8/01/28 ..........................................     $ 25,000,000     $ 24,965,250
   Series A, FGIC Insured, Pre-Refunded, 6.00%, 8/01/23 ......................................        5,100,000        5,915,133
St. Augustine Water and Sewer Revenue, Refunding, Series A, MBIA Insured, 6.20%,
   10/01/04 ..................................................................................        1,065,000        1,073,499
   10/01/05 ..................................................................................        1,130,000        1,189,664
   10/01/06 ..................................................................................        1,200,000        1,279,824
   10/01/07 ..................................................................................        1,275,000        1,361,509
   10/01/08 ..................................................................................        1,355,000        1,446,937
   10/01/12 ..................................................................................        6,300,000        6,727,455
Tampa Bay Water Utility System Revenue, Series B, FGIC Insured, 5.00%,
   10/01/26 ..................................................................................       10,000,000       10,053,100
   10/01/31 ..................................................................................       10,000,000        9,999,300
                                                                                                                    ------------
                                                                                                                     254,042,477
                                                                                                                    ------------

GEORGIA 2.6%
Atlanta Airport Facilities Revenue, Refunding, Series A, FGIC Insured, Pre-Refunded, 5.50%,
  1/01/26 ....................................................................................       18,295,000       20,571,630
Atlanta Airport Passenger Facility Charge Revenue, General, Sub. Lien, Series C, FSA Insured,
  5.00%, 1/01/33 .............................................................................       19,500,000       19,440,330
Atlanta Development Authority Revenue, Yamacraw Design Center Project, Series A,
  MBIA Insured, 5.125%, 1/01/27 ..............................................................        5,000,000        5,050,400
Atlanta Water and Wastewater Revenue, Refunding, Series A, MBIA Insured, 5.00%,
  11/01/33 ...................................................................................       13,000,000       13,015,600
 Burke County Development Authority PCR, Georgia Power Co. Plant Vogtle, 1st Series, 5.40%,
  5/01/34 ....................................................................................       15,705,000       15,812,422
Cobb County Hospital Authority Revenue, AMBAC Insured, 5.00%, 4/01/28 ........................       18,000,000       18,034,200
 De Kalb County Water and Sewer Revenue, 5.25%, 10/01/25 .....................................       12,000,000       12,440,760
Griffin Combined Public Utility Revenue, Refunding and Improvement, AMBAC Insured,
  5.00%, 1/01/25 .............................................................................        5,000,000        4,968,150
Gwinnett County Hospital Authority Revenue Anticipation Certificates, Gwinnett Hospital
  Systems Inc. Project, Series B, MBIA Insured, 5.30%, 9/01/27 ...............................       10,000,000       10,217,400
Gwinnett County Water and Sewer Authority Revenue, 5.25%, 8/01/25 ............................       20,000,000       20,739,200
Henry County and Henry County Water and Sewer Authority Revenue, Refunding and
  Improvement, Series A, MBIA Insured, 5.00%, 2/01/26 ........................................        5,770,000        5,788,695
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, MBIA Insured, 5.00%,
  7/01/26 ....................................................................................       12,800,000       12,877,952
Metropolitan Atlanta Rapid Transit Revenue, MBIA Insured, 5.00%, 7/01/25 .....................       12,160,000       12,309,325
Metropolitan Rapid Transit Authority, Georgia Sales Tax Revenue, MBIA Insured, 5.00%,
  7/01/23 ....................................................................................       10,150,000       10,401,618
                                                                                                                    ------------
                                                                                                                     181,667,682
                                                                                                                    ------------

HAWAII 1.2%
Hawaii State Airports System Revenue,
   Second Series, 6.90%, 7/01/12 .............................................................          500,000          581,495
   Second Series 1992, MBIA Insured, 6.90%, 7/01/12 ..........................................          400,000          466,368


                                         Quarterly Statement of Investments  | 7

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
HAWAII (CONT.)
Hawaii State Department of Budget and Finance Special Purpose Mortgage Revenue,
  Kapiolani Health Care System, Refunding, 6.40%, 7/01/13 ...................................    $    600,000     $    607,716
  Kapiolani Health Care System, Refunding, 6.00%, 7/01/19 ...................................       2,725,000        2,746,582
  St. Francis Medical Centers, Refunding, FSA Insured, 6.50%, 7/01/22 .......................       1,100,000        1,103,146
Hawaii State Department of Budget and Finance Special Purpose Revenue,
  6.00%, 7/01/11 ............................................................................       1,000,000        1,039,290
  6.20%, 7/01/16 ............................................................................       2,000,000        2,065,520
  Hawaiian Electric Co. Project, Series B, MBIA Insured, 5.875%, 12/01/26 ...................         500,000          527,415
  Kaiser Permanente, Series A, 5.15%, 3/01/15 ...............................................       4,000,000        4,279,240
  Kapiolani Health Obligation, 6.25%, 7/01/21 ...............................................       7,350,000        7,502,292
  Queens Health System, Refunding, Series A, 6.05%, 7/01/16 .................................       1,000,000        1,096,890
  Queens Health System, Refunding, Series A, 6.00%, 7/01/20 .................................         120,000          131,514
  Queens Health System, Refunding, Series A, 5.75%, 7/01/26 .................................       7,000,000        7,639,030
  Wilcox Memorial Hospital Projects, 5.25%, 7/01/13 .........................................         600,000          614,958
  Wilcox Memorial Hospital Projects, 5.35%, 7/01/18 .........................................       2,040,000        2,028,025
  Wilcox Memorial Hospital Projects, 5.50%, 7/01/28 .........................................       2,410,000        2,304,972
Hawaii State GO,
  Series BW, 6.375%, 3/01/11 ................................................................         100,000          117,201
  Series CA, 6.00%, 1/01/09 .................................................................         100,000          112,167
  Series CT, FSA Insured, Pre-Refunded, 5.875%, 9/01/19 .....................................       5,000,000        5,722,550
Hawaii State Housing Finance and Development Corp. Revenue, Affordable Rental Housing
 Program, Series A,
  6.00%, 7/01/15 ............................................................................         915,000          944,609
  6.05%, 7/01/22 ............................................................................         750,000          771,952
  6.10%, 7/01/30 ............................................................................         235,000          240,882
Hawaii State Housing Finance and Development Corp. SFM Purchase Revenue,
  Series A, 7.10%, 7/01/24 ..................................................................       2,710,000        2,716,097
  Series A, 6.00%, 7/01/26 ..................................................................          10,000           10,119
  Series A, FNMA Insured, 5.75%, 7/01/30 ....................................................       1,495,000        1,526,186
  Series B, 7.00%, 7/01/31 ..................................................................       6,745,000        6,843,005
Hawaii State SFMR, HFC,
  Series A, 7.00%, 7/01/11 ..................................................................         165,000          166,637
  Series B, 6.90%, 7/01/16 ..................................................................         210,000          212,310
Honolulu City and County GO,
  Refunding, Series 1992, 6.00%, 12/01/14 ...................................................         150,000          177,395
  Series C, FGIC Insured, 5.00%, 7/01/20 ....................................................       5,250,000        5,439,315
Honolulu City and County MFHR, Waipahu Towers Project, Series A, 6.90%, 6/20/35 .............       1,205,000        1,244,247
Honolulu City and County Wastewater System Revenue,
  First Bond Resolution, Series SR, AMBAC Insured, 5.125%, 7/01/31 ..........................       8,000,000        8,052,800
  Second Bond Resolution, Junior Series, FGIC Insured, 5.00%, 7/01/23 .......................      10,000,000       10,178,600
Honolulu City and County Water Supply Board Water System Revenue, Pre-Refunded, 5.80%,
 7/01/21 ....................................................................................       1,785,000        1,934,155
Kauai County GO, Refunding, Series C, AMBAC Insured, 5.95%, 8/01/10 .........................         220,000          251,588
                                                                                                                  ------------
                                                                                                                    81,396,268
                                                                                                                  ------------
IDAHO
Idaho Housing Agency Revenue, Refunding, Series D-1, 6.45%, 7/01/19 .........................         605,000          618,867
                                                                                                                  ------------


8 |  Quarterly Statement of Investments

FRANKLIN FEDERAL TAX-FREE INCOME FUND

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
ILLINOIS 5.9%
Bryant PCR, Central Illinois Light Co. Project, Refunding,
   Series A, 6.50%, 2/01/18 ....................................................................    $  7,200,000     $  7,218,144
   Series C, 6.50%, 1/01/10 ....................................................................       5,000,000        5,014,300
Chicago Board of Education GO, Chicago School Reform, MBIA Insured, Pre-Refunded,
  6.00%, 12/01/16 ..............................................................................       9,700,000       10,731,498
Chicago COP, AMBAC Insured, 7.75%, 7/15/11 .....................................................      13,200,000       15,743,376
Chicago Gas Supply Revenue, The Peoples Gas Light, Refunding, Series A, 6.10%, 6/01/25 .........      12,000,000       12,500,160
Chicago GO, Lakefront Millennium Parking Facilities, MBIA Insured, 5.75%, 1/01/23 ..............       8,955,000       10,260,370
Chicago O'Hare International Airport Special Facilities Revenue, American Airlines Inc. Project,
  8.20%, 12/01/24 ..............................................................................      11,720,000        9,024,752
Chicago Sales Tax Revenue, FGIC Insured, 5.375%, 1/01/27 .......................................       3,060,000        3,112,204
Chicago SFMR, Collateralized, Series A, GNMA Secured, 7.25%, 9/01/28 ...........................         235,000          237,660
Cook County GO, Capital Improvement, Refunding, FGIC Insured, 5.90%, 12/01/14 ..................      10,000,000       10,689,600
Cook County Tinley Park School District No.140 GO, Refunding, Series A, AMBAC Insured,
  6.00%, 12/01/15 ..............................................................................       8,750,000        9,594,025
Illinois Development Finance Authority Hospital Revenue,
   Adventist Health System, Sunbelt Obligation, 5.65%, 11/15/24 ................................       6,030,000        6,079,506
   Adventist Health System, Sunbelt Obligation, 5.50%, 11/15/29 ................................      20,000,000       19,836,200
   Sisters of St. Francis Health Services, Refunding, MBIA Insured, 5.375%, 11/01/27 ...........       5,000,000        5,059,850
Illinois Development Finance Authority PCR,
   Central Illinois Public Service Co., Refunding, Series A, 6.375%, 1/01/28 ...................      15,200,000       15,242,560
   Illinois Power Co. Project, Refunding, Series A, Pre-Refunded, 7.375%, 7/01/21 ..............      26,550,000       29,698,033
Illinois Development Finance Authority Revenue, Provena Health, Series A, MBIA Insured,
  5.50%, 5/15/21 ...............................................................................      10,000,000       10,502,600
Illinois HDA, MF Program,
   Lawndale Redevelopment Project, 7.10%, 12/01/34 .............................................      20,000,000       20,889,000
   Refunding, Series A, 7.10%, 7/01/26 .........................................................      12,270,000       12,322,393
   Series 1, 6.625%, 9/01/12 ...................................................................      12,000,000       12,087,840
   Series 1, 6.75%, 9/01/21 ....................................................................       7,550,000        7,601,868
 Illinois Health Facilities Authority Revenue,
   Childrens Memorial Hospital, Series A, AMBAC Insured, Pre-Refunded, 5.75%, 8/15/25 ..........       9,120,000       10,375,186
   Loyola University Health Systems, Refunding, Series A, MBIA Insured, 5.625%, 7/01/18 ........       7,090,000        7,696,337
   Loyola University Health Systems, Series A, MBIA Insured, ETM, 5.625%, 7/01/18 ..............       2,105,000        2,423,276
   Methodist Medical Center, Refunding, MBIA Insured, 5.25%, 11/15/21 ..........................       2,885,000        2,993,736
   Northwestern Medical Facility Foundation, Refunding, MBIA Insured, 5.125%, 11/15/28 .........       7,500,000        7,494,225
   South Suburban Hospital, ETM, 7.00%, 2/15/18 ................................................       4,200,000        5,216,232
   Victory Health Services, Series A, 5.75%, 8/15/27 ...........................................       8,015,000        7,196,508
Illinois University Revenues, Auxiliary Facilities, Series A, AMBAC Insured, 5.00%, 4/01/30 ....       5,000,000        4,978,200
Kane County School District No. 129 GO, Series A, FGIC Insured, 5.25%, 2/01/22 .................       5,285,000        5,510,828
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
   McCormick Place Expansion Project, Refunding, Series A, FGIC Insured, 5.25%,
     12/15/28 ..................................................................................      39,580,000       40,107,997
   McCormick Place Expansion Project, Series A, MBIA Insured, 5.00%, 12/15/28 ..................      26,795,000       26,681,121
   Series A, 6.50%, 6/15/22 ....................................................................           5,000            5,066
   Series A, 6.50%, 6/15/27 ....................................................................         555,000          562,298
   Series A, FGIC Insured, 6.65%, 6/15/12 ......................................................         250,000          253,307
   Series A, FGIC Insured, ETM, 6.50%, 6/15/07 .................................................           5,000            5,132


                                         Quarterly Statement of Investments  | 9

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
ILLINOIS (CONT.)
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place
  Convention Center,
   ETM, 5.75%, 7/01/06 .......................................................................    $    665,000    $    697,100
   ETM, 7.00%, 7/01/26 .......................................................................      12,000,000      15,359,640
   Pre-Refunded, 6.25%, 7/01/17 ..............................................................       3,500,000       3,855,670
Onterie Center HFC, Mortgage Revenue, Refunding, MBIA Insured, 7.05%, 7/01/27 ................       4,350,000       4,456,140
Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20 ..........       1,000,000       1,253,450
Southwestern Illinois Development Authority IDR, Spectrulite Consortium Inc. Project,
   6.20%, 2/01/05 ............................................................................         500,000         499,200
   6.625%, 2/01/10 ...........................................................................       3,050,000       3,095,781
University of Illinois University Revenue, Auxiliary Facilities System, Refunding, Series B,
  FGIC Insured, 5.125%, 4/01/26 ..............................................................      12,000,000      12,110,280
Upper River Valley Development Authority Environmental Facilities Revenue, General Electric
  Co. Project, 5.45%, 2/01/23 ................................................................       3,600,000       3,701,268
Will County Exempt Facilities Revenue, Mobil Oil Refining Corp. Project, 6.00%, 2/01/27 ......       7,130,000       7,373,347
                                                                                                                  ------------
                                                                                                                   407,347,264
                                                                                                                  ------------

INDIANA 1.9%
Carmel EDR, Cool Creek Association, Refunding, 6.50%, 9/01/15 ................................       1,000,000       1,019,980
Carmel Industrial RDA, County Option, Income Tax Lease, Rent Revenue, MBIA Insured,
  Pre-Refunded, 5.25%, 1/01/18 ...............................................................       1,090,000       1,169,897
Eastern Hancock Middle School Building Corp. Revenue, first mortgage, Pre-Refunded,
  6.00%, 1/15/21 .............................................................................       1,000,000       1,061,680
Hammond Industrial Sewer and Solid Waste Disposal Revenue, American Maize-Products Co.,
  Project A, 8.00%, 12/01/24 .................................................................      20,000,000      20,804,200
Indiana Bond Bank Revenue, State Revolving Fund Program, Series A, 5.50%, 8/01/04 ............       1,000,000       1,000,000
Indiana Bond Bank Special Program, Series B, 6.20%, 2/01/23 ..................................       3,500,000       3,894,835
Indiana Health Facility Financing Authority Hospital Revenue,
   Community Foundation Northwest Indiana, Series A, 6.375%, 8/01/21 .........................      17,500,000      17,789,625
   Jackson County Schneck Memorial Hospital, Refunding, 5.25%, 2/15/22 .......................       1,200,000       1,195,896
Indiana Health Facility Financing Authority Revenue, Greenwood Village South Project,
  Refunding, 5.625%, 5/15/28 .................................................................       1,750,000       1,544,567
Indiana State Development Financing Authority Environmental Revenue, 6.25%, 7/15/30 ..........       2,000,000       2,097,020
Indiana State Educational Facilities Authority Revenue,
   DePauw University Project, Refunding, 5.30%, 7/01/16 ......................................         600,000         634,692
   Valparaiso University, AMBAC Insured, 5.125%, 10/01/23 ....................................       2,015,000       2,072,629
Indiana State HFA, SFMR,
   GNMA Secured, 6.10%, 7/01/22 ..............................................................         350,000         360,721
   Refunding, Series A, 6.75%, 1/01/10 .......................................................       2,940,000       2,973,898
   Refunding, Series A, 6.80%, 1/01/17 .......................................................      12,835,000      12,977,597
Indiana Transportation Finance Authority Highway Revenue, 5.375%, 12/01/25 ...................      15,000,000      15,597,300
Indianapolis Local Public Improvement Bond Bank Revenue, Waterworks Project, Series A,
  MBIA Insured, 5.25%, 7/01/33 ...............................................................      19,020,000      19,351,328
Jasper County EDR, Georgia-Pacific Corp. Project,
   5.625%, 12/01/27 ..........................................................................       3,500,000       3,169,425
   Refunding, 6.70%, 4/01/29 .................................................................       3,000,000       3,054,330


10 |  Quarterly Statement of Investments

FRANKLIN FEDERAL TAX-FREE INCOME FUND

-----------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL AMOUNT     VALUE
-----------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
INDIANA (CONT.)
Madison County Authority Anderson Hospital Revenue, Refunding, Series A, 8.00%,
 1/01/14 ....................................................................................   $     95,000     $     95,338
New Albany Floyd County School Building Corp. Revenue, first mortgage, MBIA Insured,
 5.375%, 1/15/18 ............................................................................      1,500,000        1,597,410
New Prairie Unified School Building Corp. Revenue, first mortgage, Refunding, FSA Insured,
 5.80%  7/05/11 .............................................................................      1,520,000        1,589,981
Penn-Harris-Madison Multi-School Building Corp. first mortgage, FSA Insured, Pre-Refunded,
 5.90%, 7/15/14 .............................................................................      1,000,000        1,106,630
Petersburg PCR, 5.75%, 8/01/21 ..............................................................      5,000,000        5,097,950
Purdue University of Indiana University Revenue, Student Fee, Series Q, 5.375%, 7/01/07 .....      1,355,000        1,463,983
Rochester Community Multi-School Building Corp. Revenue, first mortgage, AMBAC Insured,
 5.20%, 1/15/18 .............................................................................      1,000,000        1,060,710
Sullivan Industrial PCR, Hoosier Energy, Merom Project, Refunding, 7.10%, 4/01/19 ...........        750,000          756,188
Sullivan PCR, Indiana-Michigan Power Co. Project, Refunding, Series C, 5.95%, 5/01/09 .......      6,000,000        6,085,080
                                                                                                                 ------------
                                                                                                                  130,622,890
                                                                                                                 ------------

KANSAS .4%
Burlington PCR, Kansas Gas & Electric Co. Project, Refunding, Series A, MBIA Insured,
 5.30%, 6/01/31 .............................................................................     18,000,000       18,399,780
Kansas State Department of Transportation and Highway Revenue, Refunding, 5.50%,
 9/01/06 ....................................................................................      1,000,000        1,069,720
Kansas State Development Finance Authority Hospital Revenue, Susan B. Allen Memorial
 Hospital, Series Z, Asset Guaranteed, 5.25%, 12/15/23 ......................................      2,000,000        2,045,200
Kansas State Development Finance Authority Revenue, Water Pollution Control Revolving
 Fund, Series II, 5.125%, 11/01/18 ..........................................................      5,000,000        5,308,350
Newton Hospital Revenue, Newton Healthcare Corp., Refunding, Series A, 5.70%, 11/15/18 ......      1,875,000        1,888,237
Shawnee County USD No. 437, Auburn-Washburn GO, Refunding, FSA Insured, 5.00%,
 9/01/20 ....................................................................................      2,500,000        2,588,725
                                                                                                                 ------------
                                                                                                                   31,300,012
                                                                                                                 ------------

KENTUCKY 1.4%
Ashland PCR, Ashland Oil Inc. Project, Refunding, 6.65%, 8/01/09 ............................      3,100,000        3,108,029
Henderson County Solid Waste Disposal Revenue, MacMillan Bloedel Project, 7.00%,
 3/01/25 ....................................................................................     10,000,000       10,490,900
Kenton County Airport Board Revenue, Special Facilities, Delta Airlines Inc. Project,
  Series A, 7.50%, 2/01/20 ..................................................................     10,000,000        7,665,700
  Series A, 7.125%, 2/01/21 .................................................................      9,330,000        6,828,067
  Series B, 7.25%, 2/01/22 ..................................................................      3,350,000        2,465,064
Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
 Regional Health Center Facility, Refunding and Improvement,
  5.80%, 10/01/12 ...........................................................................      1,000,000          964,070
  5.85%, 10/01/17 ...........................................................................      5,615,000        5,252,552
Mount Sterling Lease Revenue, Kentucky League Cities, Series A,
  6.10%, 3/01/08 ............................................................................     20,375,000       20,653,934
  6.20%, 3/01/18 ............................................................................     11,765,000       11,927,004
Pendleton County Multi-County Lease Revenue, Kentucky Association of Counties Leasing
 Trust, Series A, 6.50%, 3/01/19 ............................................................     27,160,000       27,539,968
                                                                                                                 ------------
                                                                                                                   96,895,288
                                                                                                                 ------------

                                        Quarterly Statement of Investments  | 11

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
LOUISIANA 2.0%
Calcasieu Parish Inc. IDB, PCR, Gulf States Utilities Co. Project, Refunding, 6.75%,
  10/01/12 ...................................................................................    $14,285,000     $ 14,351,854
Calcasieu Parish Memorial Hospital Service District Revenue, Lake Charles Parish Memorial
  Hospital Project, Series A, FSA Insured,
   6.375%, 12/01/12 ..........................................................................      4,310,000        5,025,115
   6.50%, 12/01/18 ...........................................................................      5,530,000        6,840,886
   6.65%, 12/01/21 ...........................................................................      3,145,000        3,170,129
Calcasieu Parish Public Trust Authority Mortgage Revenue, Refunding, Series B, 6.875%,
  11/01/12 ...................................................................................        100,000          101,318
De Soto Parish Environmental Improvement Revenue, International Paper Co. Project,
  Series A, 7.70%, 11/01/18 ..................................................................      2,500,000        2,582,200
East Baton Rouge Mortgage Finance Authority, SFM Purchase,
   Series A, 6.80%, 10/01/28 .................................................................      1,745,000        1,782,413
   Series C, 7.00%, 4/01/32 ..................................................................        320,000          320,234
Ernest N. Morial New Orleans Exhibit Hall Authority Special Tax, senior sub. note, Series A,
  AMBAC Insured, 5.00%, 7/15/33 ..............................................................     15,000,000       15,010,350
Greater New Orleans Expressway Commission Revenue, Refunding, AMBAC Insured, 5.00%,
  11/01/27 ...................................................................................      5,655,000        5,675,358
Jefferson Parish Home Mortgage Authority SFMR, Refunding, Series G-2, GNMA Secured,
  5.55%, 6/01/32 .............................................................................      2,190,000        2,214,528
Louisiana Local Government Environmental Facilities CDA Revenue, MBIA Insured, 5.00%,
  12/01/26 ...................................................................................      5,605,000        5,642,553
Louisiana Local Government Environmental Facilities CRDA, Jefferson Parking Garage Project,
  AMBAC Insured, 5.00%, 9/01/31 ..............................................................      4,305,000        4,307,368
Louisiana Public Facilities Authority Revenue,
   Ochsner Clinic Foundation Project, Series B, 5.75%, 5/15/23 ...............................     10,000,000       10,354,400
   Tulane University, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/32 .....................      5,000,000        5,000,000
Louisiana State Gas and Fuels Tax Revenue, Series A, AMBAC Insured, 5.00%, 6/01/27 ...........     19,250,000       19,310,445
Louisiana State GO, Series A, FGIC Insured, 5.00%, 11/15/19 ..................................      9,000,000        9,337,950
New Orleans GO, Refunding, AMBAC Insured,
   6.125%, 10/01/16 ..........................................................................     10,275,000       10,862,935
   6.20%, 10/01/21 ...........................................................................      8,050,000        8,517,464
Pointe Coupee Parish PCR, Gulf States Utilities Co. Project, Refunding, 6.70%, 3/01/13 .......      2,200,000        2,211,396
West Feliciana Parish PCR, Gulf State Utility Co. Project,
   7.70%, 12/01/14 ...........................................................................      2,000,000        2,032,580
   7.00%, 11/01/15 ...........................................................................      3,050,000        3,111,671
                                                                                                                  ------------
                                                                                                                   137,766,147
                                                                                                                  ------------
MAINE .7%
Financial Authority Solid Waste Recycling Facilities Revenue, Great Northern Paper Co.,
  Bowater Project, 7.75%, 10/01/22 ...........................................................     29,300,000       29,303,223
Jay Solid Waste Disposal Revenue, International Paper Co. Project, Refunding, Series B,
  6.20%, 9/01/19 .............................................................................      8,000,000        8,472,960
Maine State Housing Authority Mortgage Purchase Revenue,
   Refunding, Series D-1, 5.05%, 11/15/16 ....................................................        175,000          175,610
   Series D, 6.70%, 11/15/15 .................................................................      4,215,000        4,222,798
Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20 .........................      4,800,000        4,821,600
                                                                                                                  ------------
                                                                                                                    46,996,191
                                                                                                                  ------------


12 |  Quarterly Statement of Investments

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
MARYLAND .2%
Gaithersburg Hospital Facilities Revenue, Shady Grove Adventist Hospital, Refunding and
 Improvement, FSA Insured, 6.00%, 9/01/21 ...................................................     $ 10,110,000     $ 10,718,824
Price Georges County GO, Conservation Public Improvement, Series A, 5.00%, 10/01/23 .........        5,385,000        5,548,220
                                                                                                                   ------------
                                                                                                                     16,267,044
                                                                                                                   ------------

MASSACHUSETTS 3.5%
Massachusetts Bay Transportation Authority Revenue, General Transportation System,
  Refunding, Series C, 5.00%, 3/01/24 .......................................................       14,000,000       14,113,260
  Series A, FGIC Insured, 5.00%, 3/01/23 ....................................................        1,035,000        1,051,446
  Series A, FGIC Insured, Pre-Refunded, 5.00%, 3/01/23 ......................................        2,965,000        3,188,087
Massachusetts Bay Transportation Authority, Special Assessment, Series A, 5.25%, 7/01/30 ....       32,525,000       33,335,848
Massachusetts Special Obligation Revenue, Consolidation Loan, Series A, FGIC Insured,
 5.00%, 6/01/22 .............................................................................       15,070,000       15,481,411
Massachusetts State Development Finance Agency Revenue, Massachusetts/Saltonstall
 Redevelopment Building Corp., Series A, MBIA Insured, 5.125%, 8/01/28 ......................        6,735,000        6,778,643
Massachusetts State GO,
  MBIA Insured, 5.00%, 8/01/22 ..............................................................        4,100,000        4,203,115
  Refunding, Series B, ETM, 6.50%, 8/01/08 ..................................................        5,900,000        6,668,593
Massachusetts State Health and Educational Facilities Authority Revenue,
  Berkshire Health System, Series E, 6.25%, 10/01/31 ........................................        2,250,000        2,290,545
  Berkshire Health System, Series E, Asset Guaranteed, 5.70%, 10/01/25 ......................        4,500,000        4,752,225
  Harvard University, Series FF, 5.00%, 7/15/22 .............................................       13,550,000       14,043,897
  Melrose-Wakefield Hospital, Refunding, Series B, ETM, 6.35%, 7/01/06 ......................        1,100,000        1,119,239
Massachusetts State HFA,
  Housing Projects, Refunding, Series A, 6.30%, 10/01/13 ....................................          425,000          427,363
  Housing Projects, Refunding, Series A, 6.375%, 4/01/21 ....................................          125,000          125,760
  Housing Revenue, SF, Series 41, 6.30%, 12/01/14 ...........................................        1,795,000        1,849,855
  Housing Revenue, SF, Series 41, 6.35%, 6/01/17 ............................................        1,900,000        1,956,544
Massachusetts State Industrial Finance Agency Health Care Facilities Revenue, Jewish
 Geriatric Services Inc., Series B,
  5.375%, 5/15/17 ...........................................................................        1,965,000        2,002,237
  5.50%, 5/15/27 ............................................................................        5,000,000        5,059,800
Massachusetts State Industrial Finance Agency Revenue, D'Youville Senior Care,
  5.65%, 10/01/17 ...........................................................................        2,295,000        2,378,790
  5.70%, 10/01/27 ...........................................................................        7,375,000        7,559,523
Massachusetts State Port Authority Revenue, Special Facilities, Bosfuel Project,
 MBIA Insured, 5.75%, 7/01/39 ...............................................................       10,150,000       10,477,236
Massachusetts State Turnpike Authority Metropolitan Highway System Revenue,
  Series A, MBIA Insured, 5.00%, 1/01/37 ....................................................       52,130,000       51,143,179
  sub. lien, Refunding, Series B, MBIA Insured, 5.125%, 1/01/37 .............................       21,350,000       21,394,835
Massachusetts State Water Pollution Abatement Trust Revenue,
  Massachusetts Water Revenue Abatement Program, Series A, 5.00%, 8/01/32 ...................        5,000,000        4,970,150
  Water Revenue Authority Program, Refunding, Sub Series A, 5.75%, 8/01/29 ..................        6,500,000        7,035,795
Massachusetts Turnpike Authority Metropolitan Highway Systems Revenue, Refunding,
 Sub Series A, AMBAC Insured, 5.25%, 1/01/29 ................................................        5,000,000        5,082,050
Route 3 North Transportation Improvement Association Massachusetts Lease Revenue,
 MBIA Insured, Pre-Refunded, 5.375%, 6/15/29 ................................................       16,405,000       18,298,301
                                                                                                                   ------------
                                                                                                                    246,787,727
                                                                                                                   ------------

                                        Quarterly Statement of Investments  | 13

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
MICHIGAN 3.4%
Anchor Bay School District GO, Refunding, 5.00%, 5/01/29 ...................................     $  6,300,000     $  6,310,206
Belding Area Schools GO, FGIC Insured,
  6.10%, 5/01/26 ...........................................................................          810,000          869,138
  Pre-Refunded, 6.10%, 5/01/26 .............................................................        2,995,000        3,241,608
Chippewa Valley School GO, Refunding, 5.125%, 5/01/27 ......................................        5,310,000        5,372,127
Detroit City School District GO,
  School Building and Site Improvements, Series A, FGIC Insured, 5.00%, 5/01/23 ............        2,000,000        2,043,900
  Series A, FSA Insured, 5.125%, 5/01/31 ...................................................       14,925,000       14,985,297
Detroit GO,
  Refunding, Series B, 6.375%, 4/01/06 .....................................................        7,265,000        7,581,754
  Refunding, Series B, 6.25%, 4/01/09 ......................................................          625,000          651,737
  Series A, Pre-Refunded, 6.70%, 4/01/10 ...................................................        4,550,000        4,759,573
Detroit Sewage Disposal Revenue,
  Refunding, senior lien, Series A, FGIC Insured, 5.125%, 7/01/31 ..........................       10,000,000       10,037,000
  Series A, MBIA Insured, 5.00%, 7/01/27 ...................................................       15,000,000       14,979,000
Detroit Water Supply System Revenue,
  second lien, Series B, FGIC Insured, 5.50%, 7/01/33 ......................................        5,000,000        5,248,550
  senior lien, Series A, FGIC Insured, 5.00%, 7/01/30 ......................................       17,575,000       17,447,933
  senior lien, Series A, FGIC Insured, 5.25%, 7/01/33 ......................................        6,170,000        6,269,707
  senior lien, Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33 ........................        7,060,000        7,880,937
Detroit/Wayne County Stadium Authority Revenue, FGIC Insured, 5.25%, 2/01/27 ...............        8,625,000        8,741,869
Jackson County Building Authority Revenue, AMBAC Insured, 5.60%, 5/01/30 ...................        4,145,000        4,319,919
Kalamazoo EDC Revenue, Limited Obligation, Friendship Village, Refunding, Series A, 6.25%,
 5/15/27 ...................................................................................        1,750,000        1,674,155
Kent Hospital Finance Authority Health Care Revenue, Butterworth Health System, Series A,
 MBIA Insured, Pre-Refunded, 5.625%, 1/15/26 ...............................................        2,500,000        2,681,300
Michigan State Building Authority Revenue, Facilities Program, Refunding, Series I, 5.00%,
 10/15/24 ..................................................................................       31,350,000       31,820,877
Michigan State Hospital Finance Authority Revenue, Ascension Health Credit, Refunding,
 Series A, MBIA Insured, Pre-Refunded, 6.125%, 11/15/23 ....................................       18,000,000       20,718,900
Michigan State Strategic Fund Resources Recovery Limited Obligation Revenue, Detroit
 Education Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%, 12/15/32 ...........       10,000,000       10,127,600
Michigan State Trunk Line Revenue, Series A, FSA Insured,
  5.00%, 11/01/25 ..........................................................................       16,250,000       16,396,088
  5.25%, 11/01/30 ..........................................................................       10,000,000       10,210,400
Royal Oak Hospital Finance Authority Revenue, William Beaumont Hospital, Series M,
 MBIA Insured, 5.25%, 11/15/31 .............................................................       10,000,000       10,144,100
Southgate Community School District GO, FGIC Insured, 5.00%, 5/01/25 .......................        5,500,000        5,545,760
West Ottawa Public School District GO, Series A, 5.00%, 5/01/27 ............................        5,000,000        5,026,450
                                                                                                                  ------------
                                                                                                                   235,085,885
                                                                                                                  ------------
MINNESOTA 2.2%
Cloquet PCR, Potlatch Corp. Projects, Refunding, 5.90%, 10/01/26 ...........................        9,100,000        8,667,477
Golden Valley Revenue, Covenant Retirement Communities, Series A, 5.50%, 12/01/29 ..........        2,500,000        2,472,825
International Falls PCR, Boise Cascade Corp. Project, Refunding, 5.65%, 12/01/22 ...........        3,500,000        3,353,350


14 |  Quarterly Statement of Investments

FRANKLIN FEDERAL TAX-FREE INCOME FUND

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT      VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
MINNESOTA (CONT.)
Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue,
  Series A, FGIC Insured, 5.125%, 1/01/31 ....................................................    $ 10,000,000     $ 10,089,200
  Series A, FGIC Insured, 5.25%, 1/01/32 .....................................................      32,025,000       32,545,726
  Series A, FGIC Insured, 5.75%, 1/01/32 .....................................................       5,000,000        5,331,200
  Series C, FGIC Insured, 5.25%, 1/01/26 .....................................................      19,000,000       19,413,440
Minnesota Agriculture and Economic Development Board Revenue, Health Care System,
 Fairview Hospital, Refunding, Series A, MBIA Insured, 5.75%, 11/15/26 .......................      25,810,000       27,366,343
Minnetonka MFHR, Ridgepointe II Project, Refunding, Series A, GNMA Secured, 5.95%,
 10/20/33 ....................................................................................      11,075,000       11,617,786
Rochester Health Care Facilities Revenue, Mayo Foundation, Series A, 5.50%, 11/15/27 .........      20,000,000       20,525,200
Roseville MFHR, Rosepointe I Project, Refunding, Series A, GNMA Secured, 5.95%,
 10/20/33 ....................................................................................       8,285,000        8,691,048
University of Minnesota Revenue, Refunding, Series A, 5.75%, 7/01/13 .........................       1,250,000        1,433,725
                                                                                                                   ------------
                                                                                                                    151,507,320
                                                                                                                   ------------

MISSISSIPPI 1.3%
Claiborne County PCR, Systems Energy Resources Inc., Refunding, 6.20%, 2/01/26 ...............      36,500,000       36,516,790
Jackson County Environmental Improvement Revenue, International Paper Co. Project, 6.70%,
 5/01/24 .....................................................................................       3,500,000        3,690,785
Mississippi Business Finance Corp. PCR, System Energy Resource Inc. Project,
  5.875%, 4/01/22 ............................................................................      40,000,000       40,189,200
  Refunding, 5.90%, 5/01/22 ..................................................................       8,250,000        8,311,462
Mississippi State GO, Refunding, 5.75%, 12/01/12 .............................................       2,000,000        2,282,120
                                                                                                                   ------------
                                                                                                                     90,990,357
                                                                                                                   ------------

MISSOURI 1.2%
Jackson County Special Obligation Revenue, MBIA Insured, 5.00%, 12/01/22 .....................       9,095,000        9,369,032
Missouri Development Finance Board Cultural Facilities Revenue, Nelson Gallery Foundation,
 Series A, MBIA Insured, 5.00%, 12/01/30 .....................................................      11,500,000       11,569,230
Missouri State Board of Public Buildings Special Obligation Revenue, Series A, 4.75%,
 10/15/28 ....................................................................................       8,250,000        7,950,607
Missouri State Health and Educational Facilities Authority Revenue, SSM Health Care,
 Refunding, Series A, MBIA Insured, 5.00%, 6/01/22 ...........................................       4,500,000        4,565,520
Missouri State Health and Educational Facilities Revenue, SSM Health Care, Series A,
 AMBAC Insured, 5.25%, 6/01/21 ...............................................................      17,500,000       18,321,275
St. Louis Airport Revenue,
  Airport Development Program, Series A, MBIA Insured, 5.00%, 7/01/20 ........................       5,000,000        5,164,800
  Airport Development Program, Series A, MBIA Insured, 5.00%, 7/01/21 ........................       7,250,000        7,454,233
  Capital Improvement Program, Series A, MBIA Insured, 5.00%, 7/01/27 ........................      12,390,000       12,413,541
Taney County IDA, Hospital Revenue, The Skaggs Community Hospital Association, 5.40%,
 5/15/28 .....................................................................................       4,000,000        3,799,520
                                                                                                                   ------------
                                                                                                                     80,607,758
                                                                                                                   ------------


                                        Quarterly Statement of Investments  | 15

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
MONTANA .8%
Forsyth County PCR, The Montana Power Co., Refunding, Series B, MBIA Insured, 5.90%,
 12/01/23 ....................................................................................    $20,385,000     $ 20,769,053
Forsyth PCR, Refunding, AMBAC Insured, 5.00%, 3/01/31 ........................................     30,000,000       29,955,000
Montana State Board of Housing SFM, Refunding, Series B-1, 6.25%, 12/01/21 ...................      6,025,000        6,207,919
                                                                                                                  ------------
                                                                                                                    56,931,972
                                                                                                                  ------------
NEBRASKA .2%
Omaha Convention Hotel Corporation Revenue, Convention Center First Tier, Series A,
 AMBAC Insured, 5.125%, 4/01/26 ..............................................................     12,500,000       12,692,875
                                                                                                                  ------------
NEVADA 2.2%
Clark County Airport Revenue, sub. lien,
(b)Series A-2, FGIC Insured, 5.125%, 7/01/27 .................................................     10,000,000       10,049,200
   Series B, FGIC Insured, 5.25%, 7/01/31 ....................................................     20,000,000       20,195,000
Clark County IDR,
   Nevada Power Co. Project, Refunding, Series C, 7.20%, 10/01/22 ............................     12,500,000       12,529,250
   Southwest Gas Corp., Series A, 6.50%, 12/01/33 ............................................     10,000,000       10,070,500
Director of State Department of Business and Industry Revenue, Las Vegas Monorail Project,
  First Tier, AMBAC Insured, 5.625%,
   1/01/32 ...................................................................................     21,995,000       23,504,957
   1/01/34 ...................................................................................     15,000,000       15,984,450
Henderson Health Care Facilities Revenue,
   Catholic Healthcare West, Series A, 5.25%, 7/01/18 ........................................     13,815,000       13,760,431
   Catholic West, Pre-Refunded, Series A, 5.25%, 7/01/18 .....................................      9,870,000       10,882,366
Humboldt County PCR, Sierra Pacific Power Co., Refunding, Series A, AMBAC Insured,
  6.30%, 7/01/22 .............................................................................      4,500,000        4,567,275
Nevada Housing Division SF Program, Refunding,
   Series A-1, 6.25%, 10/01/26 ...............................................................      1,225,000        1,243,914
   Series C-2, FHA Insured, 6.75%, 10/01/26 ..................................................      1 615,000        1,646,169
Nevada State GO, Municipal Bond Bank Project No. 40-41, Series A, ETM, 6.375%,
  12/01/17 ...................................................................................     10,275,000       10,418,439
Sparks RDA, Tax Allocation Revenue, Refunding, Series A, Asset Guaranteed, 6.00%,
  1/15/23 ....................................................................................      5,000,000        5,398,200
Washoe County Gas and Water Facilities Revenue, Refunding, AMBAC Insured, 6.30%,
  12/01/14 ...................................................................................      5,000,000        5,133,300
Washoe County GO, Reno Sparks Convention, Refunding, Series A, FGIC Insured, 5.00%,
  7/01/24 ....................................................................................      5,000,000        5,066,800
                                                                                                                  ------------
                                                                                                                   150,450,251
                                                                                                                  ------------
NEW HAMPSHIRE .3%
Nashua Housing Authority MFR, Clocktower Project, Refunding, GNMA Secured, 6.25%,
  6/20/33 ....................................................................................      5,822,000        6,074,325
New Hampshire Health and Education Facilities Authority Revenue, Exeter Project,
   6.00%, 10/01/24 ...........................................................................      2,000,000        2,088,800
   5.75%, 10/01/31 ...........................................................................      1,000,000        1,027,130
New Hampshire Higher Education and Health Facilities Authority Revenue,
   New Hampshire Catholic Charities, 5.80%, 8/01/22 ..........................................      1,000,000          976,020
   Rivier College, 5.60%, 1/01/28 ............................................................      4,590,000        4,542,494
   The Hitchcock Clinic, MBIA Insured, Pre-Refunded, 6.00%, 7/01/27 ..........................      4,275,000        4,792,232


16 |  Quarterly Statement of Investments

FRANKLIN FEDERAL TAX-FREE INCOME FUND

-----------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL AMOUNT     VALUE
-----------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
NEW HAMPSHIRE (CONT.)
New Hampshire State HFA, SFMR, Series E,
  6.75%, 7/01/19 ............................................................................   $    775,000     $    790,926
  6.80%, 7/01/25 ............................................................................        630,000          645,120
                                                                                                                 ------------
                                                                                                                   20,937,047
                                                                                                                 ------------
NEW JERSEY 1.3%
Health Care Facilities Financing Authority Revenue, FHA Insured Mortgage, Englewood
 Hospital, MBIA Insured, 5.00%, 8/01/23 .....................................................      5,000,000        5,112,350
Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding,
  Series 1, 6.00%, 1/01/19 ..................................................................      2,100,000        2,050,461
  Series 1, 6.00%, 1/01/29 ..................................................................      5,000,000        4,807,950
  Series 2, 6.125%, 1/01/19 .................................................................      2,000,000        1,976,340
  Series 2, 6.125%, 1/01/29 .................................................................      5,000,000        4,885,250
New Jersey EDA Revenue, School Facilities Construction, Series C, MBIA Insured, 4.75%,
 6/15/25 ....................................................................................      7,500,000        7,392,150
New Jersey EDA, Lease Revenue, International Center for Public Health Project, University of
 Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32 ......................................      5,000,000        5,490,200
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,
 Refunding, Series B, MBIA Insured, 5.00%, 12/15/21 .........................................     12,400,000       12,745,216
New Jersey State Turnpike Authority Turnpike Revenue, Series A, MBIA Insured,
  5.60%, 1/01/22 ............................................................................      7,500,000        8,081,925
  5.50%, 1/01/25 ............................................................................     13,000,000       13,674,700
Tobacco Settlement Financing Corp. Revenue, Asset Backed, Refunding, 5.75%, 6/01/32 .........     24,225,000       21,172,165
                                                                                                                 ------------
                                                                                                                   87,388,707
                                                                                                                 ------------
NEW MEXICO .2%
Lordsburg PCR, Phelps Dodge Corp. Project, Refunding, 6.50%, 4/01/13 ........................     12,000,000       12,145,200
New Mexico State Highway Commission Tax Revenue, senior sub. lien, Series A, Pre-Refunded,
 6.00%, 6/15/13 .............................................................................      1,000,000        1,148,580
                                                                                                                 ------------
                                                                                                                   13,293,780
                                                                                                                 ------------
NEW YORK 16.1%
Long Island Power Authority Electric System Revenue, Series A, MBIA Insured, 5.25%,
 12/01/26 ...................................................................................     10,000,000       10,225,600
MTA Commuter Facilities Revenue, Series A,
  FGIC Insured, Pre-Refunded, 6.00%, 7/01/16 ................................................      8,950,000       10,087,903
  Pre-Refunded, 5.25%, 7/01/28 ..............................................................      5,000,000        5,597,750
  Pre-Refunded, 6.125%, 7/01/29 .............................................................     15,040,000       17,228,922
MTA Dedicated Tax Fund Revenue, Series A,
  FGIC Insured, 5.00%, 11/15/31 .............................................................     14,250,000       14,257,552
  FGIC Insured,Pre-Refunded, 6.00%, 4/01/30 .................................................     12,500,000       14,367,500
  MBIA Insured, 6.25%, 4/01/11 ..............................................................      1,280,000        1,504,000
MTA Transit Facilities Revenue,
  Series A, FSA Insured, Pre-Refunded, 6.00%, 7/01/16 .......................................      3,630,000        4,091,518
  Series A, Pre-Refunded, 6.00%, 7/01/24 ....................................................      5,000,000        5,699,300
  Series A, Pre-Refunded, 5.625%, 7/01/27 ...................................................     10,800,000       12,072,240
  Service Contract, Refunding, Series 8, Pre-Refunded, 5.375%, 7/01/21 ......................     15,000,000       17,001,000


                                        Quarterly Statement of Investments  | 17

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
NEW YORK (CONT.)
MTA Transportation Revenue,
  5.25%, 11/15/31 ............................................................................    $10,000,000     $ 10,065,900
  Refunding, Series U, 5.125%, 11/15/31 ......................................................     20,720,000       20,642,922
Nassau County GO,
  Improvement, Series F, 6.625%, 3/01/08 .....................................................      7,325,000        7,992,454
  Water Utility Improvements, Series F, 6.625%, 3/01/07 ......................................      7,070,000        7,611,067
Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
 5.75%, 8/01/29 ..............................................................................     10,000,000       10,558,600
New York City GO,
  Refunding, Series A, Pre-Refunded, 6.25%, 8/01/08 ..........................................      4,390,000        4,455,850
  Refunding, Series B, 6.20%, 8/15/06 ........................................................      1,500,000        1,575,615
  Refunding, Series E, 6.00%, 8/01/26 ........................................................      2,270,000        2,399,662
  Refunding, Series H, 6.25%, 8/01/15 ........................................................     13,035,000       14,267,459
  Refunding, Series H, 6.125%, 8/01/25 .......................................................     65,300,000       70,138,730
  Refunding, Series J, 6.00%, 8/01/21 ........................................................     25,255,000       27,089,776
  Series A, 6.125%, 8/01/06 ..................................................................        110,000          114,126
  Series A, Pre-Refunded, 6.125%, 8/01/06 ....................................................     14,390,000       14,605,850
  Series A, Pre-Refunded, 6.20%, 8/01/07 .....................................................     21,810,000       22,137,150
  Series B, 8.25%, 6/01/05 ...................................................................        575,000          606,096
  Series B, 6.125%, 8/01/09 ..................................................................      1,170,000        1,213,887
  Series B, 6.00%, 8/15/26 ...................................................................        800,000          846,320
  Series B, Pre-Refunded, 8.25%, 6/01/05 .....................................................        425,000          448,528
  Series B, Pre-Refunded, 6.30%, 8/15/08 .....................................................     26,875,000       28,490,994
  Series B, Pre-Refunded, 6.375%, 8/15/10 ....................................................     21,740,000       23,063,966
  Series B, Pre-Refunded, 6.00%, 8/15/26 .....................................................      1,200,000        1,314,600
  Series B, Sub Series B-1, Pre-Refunded, 7.00%, 8/15/16 .....................................      3,000,000        3,035,370
  Series B-1, Pre-Refunded, 7.30%, 8/15/11 ...................................................      8,000,000        8,094,880
  Series D, 8.00%, 8/01/16 ...................................................................          5,000            5,159
  Series D, 5.50%, 6/01/24 ...................................................................     23,940,000       25,052,492
  Series D, Pre-Refunded, 6.00%, 2/15/25 .....................................................     20,630,000       21,366,078
  Series E, 6.50%, 12/01/12 ..................................................................         20,000           20,324
  Series E, Pre-Refunded, 5.75%, 2/15/09 .....................................................      5,295,000        5,475,507
  Series E, Pre-Refunded, 6.00%, 8/01/26 .....................................................        730,000          798,620
  Series F, 6.00%, 8/01/13 ...................................................................      7,430,000        8,120,693
  Series F, 5.25%, 1/15/23 ...................................................................     20,000,000       20,506,600
  Series F, Pre-Refunded, 6.50%, 2/15/07 .....................................................      8,050,000        8,358,476
  Series F, Pre-Refunded, 6.50%, 2/15/08 .....................................................      7,540,000        7,828,933
  Series F, Pre-Refunded, 6.60%, 2/15/10 .....................................................     16,000,000       16,621,440
  Series F, Pre-Refunded, 6.00%, 8/01/13 .....................................................      6,570,000        7,180,747
  Series F-2003, 8.20%, 11/15/04 .............................................................         30,000           30,587
  Series G, 6.00%, 10/15/26 ..................................................................     12,905,000       13,697,367
  Series G, Pre-Refunded, 6.00%, 10/15/26 ....................................................      2,430,000        2,728,914
  Series H, Pre-Refunded, 6.125%, 8/01/25 ....................................................        485,000          542,264
  Series H-1, 6.125%, 8/01/11 ................................................................        495,000          504,390
  Series H-1, Pre-Refunded, 6.125%, 8/01/09 ..................................................     10,580,000       10,738,700
  Series H-1, Pre-Refunded, 6.125%, 8/01/11 ..................................................      4,505,000        4,572,575
  Series I, 6.25%, 4/15/13 ...................................................................     12,450,000       13,594,902
  Series I, 6.25%, 4/15/27 ...................................................................      2,240,000        2,425,338


18 |  Quarterly Statement of Investments

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
NEW YORK (CONT.)
New York City GO, (cont.)
  Series I, Pre-Refunded, 6.25%, 4/15/13 .....................................................    $ 24,160,000    $ 26,935,501
  Series I, Pre-Refunded, 6.25%, 4/15/27 .....................................................       4,760,000       5,313,493
  Series J, Pre-Refunded, 6.00%, 8/01/21 .....................................................       3,005,000       3,349,012
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
  Refunding, 5.50%, 6/15/33 ..................................................................      55,000,000      57,257,750
  Refunding, Series B, FGIC Insured, 5.25%, 6/15/29 ..........................................       4,855,000       4,918,989
  Series A, 5.75%, 6/15/30 ...................................................................       8,000,000       8,507,200
  Series A, FGIC Insured, 5.50%, 6/15/32 .....................................................      10,000,000      10,426,100
  Series B, 5.75%, 6/15/29 ...................................................................      15,000,000      15,818,550
  Series B, AMBAC Insured, 5.25%, 6/15/29 ....................................................       8,000,000       8,105,440
  Series B, FSA Insured, 5.25%, 6/15/29 ......................................................       4,030,000       4,083,115
  Series B, MBIA Insured, 5.75%, 6/15/26 .....................................................       1,865,000       2,007,038
  Series B, MBIA Insured, Pre-Refunded, 5.75%, 6/15/26 .......................................       1,135,000       1,227,979
  Series D, 5.25%, 6/15/25 ...................................................................      10,000,000      10,297,900
  Series G, FSA Insured, 5.125%, 6/15/32 .....................................................      24,215,000      24,401,456
New York City Transitional Finance Authority Revenue, Future Tax Secured,
  Refunding, Series C, 5.50%, 11/01/20 .......................................................       5,000,000       5,372,900
  Refunding, Series C-A, 5.50%, 11/01/24 .....................................................       4,200,000       4,444,860
  Series B, 5.00%, 5/01/30 ...................................................................       7,500,000       7,435,050
  Series B, Pre-Refunded, 6.00%, 11/15/29 ....................................................      10,000,000      11,607,100
  Series D, 5.00%, 2/01/27 ...................................................................      10,000,000       9,973,200
  Series E, 5.00%, 2/01/28 ...................................................................       8,885,000       8,836,310
New York City Transportation Authority MTA, Triborough COP, Series A, AMBAC Insured,
 5.40%, 1/01/19 ..............................................................................      15,000,000      16,262,250
New York City Trust Cultural Resources Revenue, Museum of Modern Art 2001, Series D,
 AMBAC Insured, 5.125%, 7/01/31 ..............................................................       8,000,000       8,069,520
New York State Dormitory Authority Lease Revenue, Court Facilities, 6.00%, 5/15/39 ...........      16,000,000      17,029,440
New York State Dormitory Authority Revenues,
  City University System, Consolidated Third, Series 1, 5.25%, 7/01/25 .......................      10,000,000      10,115,900
  City University System, Third General, Pre-Refunded, 6.00%, 7/01/20 ........................      16,860,000      18,511,437
  City University System, Third General, Series 2, Pre-Refunded, 6.00%, 7/01/26 ..............       5,500,000       6,033,225
  Interfaith Medical Center, Series D, 5.40%, 2/15/28 ........................................       8,000,000       8,195,520
  Mental Health Services, Refunding, Series A, 6.00%, 8/15/17 ................................       3,710,000       4,017,633
  Mental Health Services, Refunding, Series A, 5.75%, 2/15/27 ................................         170,000         176,503
  Mental Health Services, Series A, Pre-Refunded, 6.00%, 8/15/17 .............................      14,290,000      15,908,628
  Mental Health Services, Series A, Pre-Refunded, 5.75%, 2/15/27 .............................       4,830,000       5,347,486
  Second Hospital, Interfaith Medical Center, Series D, 5.30%, 2/15/19 .......................       5,000,000       5,154,350
  State University Educational Facilities, 5.125%, 5/15/21 ...................................       7,165,000       7,293,540
  Upstate Community Colleges, Series A, 5.00%, 7/01/28 .......................................      10,000,000       9,835,100
New York State Energy Research and Development Authority Electric Facilities Revenue,
 Consolidated Edison Project, Refunding, Series A, 6.10%, 8/15/20 ............................       8,500,000       8,897,970
New York State HFA, Service Contract Obligation Revenue,
  Refunding, Series C, 5.50%, 9/15/22 ........................................................      17,505,000      18,183,494
  Series A, Pre-Refunded, 6.375%, 9/15/14 ....................................................       3,155,000       3,236,841
  Series A, Pre-Refunded, 6.375%, 9/15/16 ....................................................       3,785,000       3,883,183
  Series A, Pre-Refunded, 6.50%, 3/15/25 .....................................................      10,000,000      10,762,000


                                        Quarterly Statement of Investments  | 19

FRANKLIN FEDERAL TAX-FREE INCOME FUND

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
NEW YORK (CONT.)
New York State HFAR,
  Health Facilities, New York City, Refunding, Series A, 5.90%, 5/01/05 .....................     $ 14,070,000    $   14,519,255
  Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.10%, 11/01/15 ...............        4,860,000         5,157,772
  Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.125%, 11/01/20 ..............        3,760,000         3,986,878
New York State Medical Care Facilities Finance Agency Revenue,
  Hospital and Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.50%,
    2/15/34 .................................................................................        3,270,000         3,373,921
  Hospital and Nursing Home, Mortgage Revenue, Series A, FHA Insured, Pre-Refunded,
    6.50%, 2/15/34 ..........................................................................        2,775,000         2,835,023
  Hospital Mortgage, Series A, AMBAC Insured, Pre-Refunded, 6.50%, 8/15/29 ..................        7,600,000         7,966,776
  The Hospital for Special Surgery Revenue, Series A, Pre-Refunded, 6.375%, 8/15/24 .........       12,500,000        12,769,875
New York State Thruway Authority Highway and Bridge Trust Fund Revenue, Series A,
 FSA Insured, Pre-Refunded, 6.00%, 4/01/14 ..................................................        1,420,000         1,644,076
New York State Thruway Authority Service Contract Revenue, Local Highway and Bridge,
 Pre-Refunded,
  6.25%, 4/01/14 ............................................................................       11,600,000        12,219,324
  5.75%, 4/01/16 ............................................................................       13,200,000        14,306,292
New York State Urban Development Corp. Revenue,
  Correctional Capital Facilities, Series 5, Pre-Refunded, 6.10%, 1/01/12 ...................        7,685,000         7,993,399
  senior lien, Corporate Purpose, 5.50%, 7/01/05 ............................................          400,000           414,672
  Youth Facilities, Pre-Refunded, 6.00%, 4/01/17 ............................................       11,720,000        13,100,850
Onondaga County GO,
  Economically Defeased, 5.875%, 2/15/12 ....................................................          700,000           812,224
  Unrefunded Balance, 5.875%, 2/15/12 .......................................................          300,000           344,025
Triborough Bridge and Tunnel Authority Revenue, General Purpose,
  Refunding, Series X, 6.625%, 1/01/12 ......................................................        1,800,000         2,136,996
  Refunding, Series Y, 5.90%, 1/01/07 .......................................................          500,000           543,765
  Refunding, Series Y, 6.00%, 1/01/12 .......................................................        1,000,000         1,140,850
  Series A, 5.00%, 1/01/27 ..................................................................        5,000,000         4,986,400
  Series A, 5.00%, 1/01/32 ..................................................................       20,000,000        19,793,000
  Series B, Pre-Refunded, 5.50%, 1/01/30 ....................................................       15,000,000        16,321,650
                                                                                                                  --------------
                                                                                                                   1,116,673,179
                                                                                                                  --------------

NORTH CAROLINA 2.9%
Charlotte-Mecklenberg Hospital Authority Health Care System Revenue,
  5.90%, 1/15/16 ............................................................................        7,010,000         7,398,074
  Pre-Refunded, 5.90%, 1/15/16 ..............................................................        2,890,000         3,110,883
North Carolina Eastern Municipal Power Agency Power System Revenue,
  Refunding, Series A, 5.75%, 1/01/26 .......................................................       65,350,000        66,536,102
  Refunding, Series B, 6.00%, 1/01/22 .......................................................        1,250,000         1,357,550
  Refunding, Series B, 6.25%, 1/01/23 .......................................................       39,030,000        43,499,716
  Refunding, Series B, 5.75%, 1/01/24 .......................................................       35,140,000        35,987,928
  Refunding, Series B, FGIC Insured, 6.25%, 1/01/23 .........................................        1,280,000         1,296,307
  Refunding, Series D, 5.125%, 1/01/23 ......................................................       12,000,000        11,796,000
  Refunding, Series D, 5.125%, 1/01/26 ......................................................        3,000,000         2,873,880
  Refunding, Series D, 6.75%, 1/01/26 .......................................................        5,000,000         5,445,700
  Series B, 6.00%, 1/01/05 ..................................................................        1,355,000         1,372,032
  Series D, 6.70%, 1/01/19 ..................................................................        2,000,000         2,205,540


20 |  Quarterly Statement of Investments

FRANKLIN FEDERAL TAX-FREE INCOME FUND

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT      VALUE
-------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NORTH CAROLINA (CONT.)
   University Hospital Chapel Hill Revenue, Refunding, AMBAC Insured, 5.00%, 2/15/21 .........     $  5,000,000    $  5,198,500
   Winston-Salem Water and Sewer System Revenue, Refunding, Pre-Refunded, 5.125%,
     6/01/28 .................................................................................       11,000,000      12,233,980
                                                                                                                   ------------
                                                                                                                    200,312,192
                                                                                                                   ------------
   NORTH DAKOTA .1%
   Mercer County PCR, Basin Electric Power Corp., Refunding, Second Series, AMBAC Insured,
     6.05%, 1/01/19 ..........................................................................        9,130,000       9,477,488
                                                                                                                   ------------
   OHIO 3.2%
   Akron Bath Copley Joint Township Hospital District Revenue, Hospital Improvement Childrens
     Hospital Center, FSA Insured, 5.00%, 11/15/31 ...........................................        9,250,000       9,235,662
   Akron Income Tax Revenue, Community Learning, FGIC Insured, 5.00%,
      12/01/26 ...............................................................................        6,085,000       6,116,094
      12/01/27 ...............................................................................        3,185,000       3,194,205
   Cleveland Airport System Revenue, Series A, FSA Insured, 5.00%, 1/01/31 ...................       20,000,000      19,883,000
(b)Cleveland State University General Receipt Revenue, FGIC Insured, 5.00%, 6/01/29 ..........        5,000,000       5,003,500
   Columbus City School District GO, School Facilities Construction and Improvement,
     FGIC Insured, 5.00%, 12/01/28 ...........................................................       16,000,000      16,021,440
   Cuyahoga County Hospital Facilities Revenue, Canton Inc. Project, 7.50%, 1/01/30 ..........       17,100,000      18,720,225
   Dayton Special Facilities Revenue, Emery Air Freight Corp., Emery Worldwide Air Inc.,
     Refunding,
      Series A, 5.625%, 2/01/18 ..............................................................        6,000,000       5,428,020
      Series E, 6.05%, 10/01/09 ..............................................................        4,000,000       3,938,880
      Series F, 6.05%, 10/01/09 ..............................................................        2,750,000       2,707,980
   Franklin County Convention Facilities Authority Tax and Lease Revenue, Anticipation Bonds,
     MBIA Insured, 5.00%, 12/01/27 ...........................................................        7,500,000       7,489,200
   Hamilton County Sales Tax, Series B, AMBAC Insured, 5.25%, 12/01/32 .......................       10,000,000      10,182,200
   Montgomery County Health Systems Revenue, Series B-2, Pre-Refunded, 8.10%, 7/01/18 ........       10,955,000      12,344,134
   Montgomery County Hospital Facilities Revenue, Grandview Hospital and Medical Center,
     Pre-Refunded,
      5.50%, 12/01/10 ........................................................................        1,300,000       1,435,226
      5.60%, 12/01/11 ........................................................................        1,000,000       1,107,170
      5.65%, 12/01/12 ........................................................................          925,000       1,036,546
   Nordonia Hills Local School District GO, School Improvement, AMBAC Insured,
      5.375%, 12/01/20 .......................................................................        4,275,000       4,608,792
      5.45%, 12/01/25 ........................................................................        3,000,000       3,169,320
   Ohio State Air Quality Development Authority Revenue, Dayton Power and Light Co. Project,
     Refunding, 6.10%, 9/01/30 ...............................................................       12,000,000      11,875,680
   Ohio State Water Development Authority PCR, Facilities Revenue, Water Control Loan Fund,
     Water Quality Series, MBIA Insured, 5.125%, 6/01/19 .....................................       18,000,000      18,775,620
   Ohio State Water Development Authority Revenue, Dayton Power, Refunding, Series A, 6.40%,
     8/15/27 .................................................................................        3,250,000       3,294,752
   Pickerington Local School District GO, School Facilities Construction and Improvement,
     FGIC Insured, 5.00%, 12/01/28 ...........................................................       15,000,000      15,017,250
   Springboro Community City School District GO, School Improvement, MBIA Insured, 5.00%,
     12/01/27 ................................................................................       10,350,000      10,381,154
   University of Akron General Receipts Revenue, FGIC Insured, Pre-Refunded, 5.75%,
     1/01/29 .................................................................................       11,305,000      12,851,298

                                        Quarterly Statement of Investments  | 21

FRANKLIN FEDERAL TAX-FREE INCOME FUND

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT      VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
OHIO (CONT.)
University of Cincinnati COP,
   Jefferson Avenue Residence Hall, MBIA Insured, 5.125%, 6/01/28 ............................     $  4,000,000    $  4,030,840
   University Center Project, MBIA Insured, 5.125%, 6/01/24 ..................................       10,500,000      10,652,145
University of Cincinnati General Receipts Revenue, Series A, FGIC Insured, 5.25%,
  6/01/24 ....................................................................................        5,000,000       5,187,950
                                                                                                                   ------------
                                                                                                                    223,688,283
                                                                                                                   ------------

OKLAHOMA .6%
Stillwater Medical Center Authority Revenue,
   Series A, 6.10%, 5/15/09 ..................................................................        2,340,000       2,478,622
   Series B, 6.35%, 5/15/12 ..................................................................        1,150,000       1,213,468
   Series B, 6.50%, 5/15/19 ..................................................................        3,390,000       3,540,516
Tulsa County Municipal Airport Revenue, American Airlines Inc.,
   7.35%, 12/01/11 ...........................................................................        4,000,000       3,672,960
   6.25%, 6/01/20 ............................................................................       18,530,000      14,185,086
Tulsa Industrial Authority Hospital Revenue, St. John Medical Center Project, Series A,
  Pre-Refunded, 6.25%, 2/15/14 ...............................................................        2,000,000       2,132,500
Tulsa Municipal Airport Trust Revenue, Refunding, Series B, 6.00%, 6/01/35 ...................       10,000,000       9,272,500
Valley View Hospital Authority Revenue, Valley View Regional Medical Center, Refunding,
  6.00%, 8/15/14 .............................................................................        4,000,000       4,065,560
                                                                                                                   ------------
                                                                                                                     40,561,212
                                                                                                                   ------------

OREGON .7%
Health Sciences University Revenue, Series A, MBIA Insured, 5.00%, 7/01/26 ...................       10,500,000      10,621,695
Jackson County School District No. 6 Central Point GO, FGIC Insured, 5.25%, 6/15/20 ..........        4,000,000       4,201,240
Lane County School District No. 19 Springfield GO, Refunding, FGIC Insured, 6.00%,
  10/15/13 ...................................................................................        1,250,000       1,468,063
Oregon State Department of Administrative Services COP, Series A, AMBAC Insured,
  Pre-Refunded, 6.00%, 5/01/26 ...............................................................       10,000,000      11,569,300
Oregon State EDR, Georgia Pacific Corp. Project,
   Refunding, Series 183, 5.70%, 12/01/25 ....................................................        3,500,000       3,235,855
   Series CLVII, 6.35%, 8/01/25 ..............................................................        5,500,000       5,474,700
Oregon State GO,
   Series LX, 6.75%, 5/01/05 .................................................................        1,000,000       1,038,700
   State Board of Higher Education, Series A, 5.00%, 8/01/26 .................................       12,000,000      12,077,280
                                                                                                                   ------------
                                                                                                                     49,686,833
                                                                                                                   ------------

PENNSYLVANIA 4.6%
Allegheny County Hospital Development Authority Revenue, Health System, Series A,
   MBIA Insured, 6.50%, 11/15/30 .............................................................       10,000,000      11,477,300
Allegheny County IDAR, Environmental Improvement, USX Corp., Refunding,
   5.50%, 12/01/29 ...........................................................................       10,000,000       9,864,700
   Series A, 6.70%, 12/01/20 .................................................................        5,250,000       5,380,620
Allegheny County Port Authority Special Revenue, Transportation, FGIC Insured, 5.00%,
  3/01/29 ....................................................................................       10,000,000      10,005,900
Berks County GO, AMBAC Insured, 5.00%, 11/15/25 ..............................................        5,000,000       5,037,900
Butler Area School District GO, FGIC Insured, Pre-Refunded, 5.60%, 4/01/28 ...................        5,000,000       5,630,150
Delaware County Authority University Revenue, Villanova University, Series A, MBIA Insured,
  5.00%, 12/01/18 ............................................................................        7,090,000       7,364,596


22 |  Quarterly Statement of Investments

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
PENNSYLVANIA (CONT.)
Delaware River Port Authority Pennsylvania and New Jersey Delaware River Bridges Revenue,
 FSA Insured, 5.75%,
  1/01/22 ...................................................................................     $  8,500,000    $  9,333,595
  1/01/26 ...................................................................................       10,000,000      10,782,600
Delaware Valley Regional Finance Authority Local Government Revenue, Series B,
 AMBAC Insured, 5.60%, 7/01/17 ..............................................................        5,000,000       5,691,850
Erie Water Authority Water Revenue, Series A, MBIA Insured, 5.20%, 12/01/30 .................       18,700,000      18,982,931
Lehigh County IDA, PCR, Pennsylvania Power and Light Co. Project, Refunding, Series A,
 MBIA Insured, 6.15%, 8/01/29 ...............................................................        4,000,000       4,246,360
Montgomery County IDA, Retirement Community Revenue, Act Retirement-Life Communities,
 5.25%, 11/15/28 ............................................................................        2,500,000       2,337,275
Northampton County General Purpose Authority Revenue, County Agreement, FSA Insured,
 5.25%, 10/01/30 ............................................................................       12,150,000      12,432,366
Pennsylvania EDA,
  Financing Authority Revenue, MacMillan, LP Project, Pre-Refunded, 7.60%, 12/01/20 .........        5,000,000       5,470,600
  Financing Resources Recovery Revenue, Colver Project, Series D, 7.125%, 12/01/15 ..........       13,500,000      13,961,835
Pennsylvania State GO, First Series, FGIC Insured, 5.00%, 2/01/20 ...........................        5,000,000       5,192,900
Pennsylvania State Turnpike Commission Revenue, AMBAC Insured, 5.00%, 7/15/31 ...............        5,850,000       5,841,225
Philadelphia Authority for Industrial Development Lease Revenue, Series B, FSA Insured,
 5.25%, 10/01/30 ............................................................................       15,630,000      15,835,847
Philadelphia Gas Works Revenue, Refunding, First Series A, FSA Insured, 5.00%,
 7/01/26 ....................................................................................        5,000,000       5,003,300
Philadelphia GO, MBIA Insured, 5.00%, 5/15/25 ...............................................        5,000,000       5,033,850
Philadelphia Hospitals and Higher Educational Facilities Authority Revenue,
  Mortgage, North Philadelphia Health Systems, Series A, FHA Insured, 5.30%, 1/01/18 ........        3,275,000       3,420,148
  Mortgage, North Philadelphia Health Systems, Series A, FHA Insured, 5.35%, 1/01/23 ........        5,690,000       5,815,522
  Mortgage, North Philadelphia Health Systems, Series A, FHA Insured, 5.375%,
    1/01/28 .................................................................................        3,700,000       3,756,092
  Temple University Hospital, 5.875%, 11/15/23 ..............................................        5,000,000       4,796,400
Philadelphia Parking Authority Parking Revenue, Airport, FSA Insured, 5.25%, 9/01/29 ........       15,000,000      15,274,200
Philadelphia School District GO, Series A, FSA Insured, Pre-Refunded, 5.75%, 2/01/30 ........       14,050,000      15,958,833
Philadelphia Water and Sewer Revenue, Series 10, ETM, 7.35%, 9/01/04 ........................        4,090,000       4,109,059
Philadelphia Water and Wastewater Revenue, Series A, FGIC Insured, 5.00%, 11/01/31 ..........       25,000,000      24,961,250
Pittsburgh and Allegheny County Public Auditorium Hotel Room Revenue, AMBAC Insured,
 5.125%, 2/01/35 ............................................................................       15,000,000      15,003,750
Pittsburgh and Allegheny County Public Auditorium Revenue, Regional Asset District Sales
 Tax, AMBAC Insured, 5.25%, 2/01/31 .........................................................        5,000,000       5,074,350
State Public School Building Authority School Revenue,
  Daniel Boone School District Project, MBIA Insured, 5.00%, 4/01/28 ........................        9,500,000       9,512,635
  Philadelphia School District Project, FSA Insured, 5.00%, 6/01/33 .........................       32,000,000      31,900,800
Washington County Authority Revenue, Capital Projects and Equipment Program, Refunding,
 AMBAC Insured, 6.15%, 12/01/29 .............................................................        5,000,000       5,710,300
                                                                                                                  ------------
                                                                                                                   320,201,039
                                                                                                                  ------------

RHODE ISLAND .5%
Providence GO, Special Obligation Tax Increment, Series A, 7.65%, 6/01/16 ...................        9,900,000       9,950,490
Rhode Island Clean Water Financing Agency Revenue, Safe Drinking Water Providence,
 Series A, AMBAC Insured, 6.70%, 1/01/15 ....................................................        2,200,000       2,289,518


                                        Quarterly Statement of Investments  | 23

FRANKLIN FEDERAL TAX-FREE INCOME FUND

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT      VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
RHODE ISLAND (CONT.)
Rhode Island Health and Educational Building Corporation Revenue, Hospital Financing,
 Series A,
  5.875%, 9/15/23 ............................................................................     $  2,000,000     $ 1,973,880
  6.00%, 9/15/33 .............................................................................        3,000,000       2,967,180
Rhode Island Housing and Mortgage Finance Corp. Revenue, Homeownership Opportunity,
  Refunding, Series 25-A, 4 95%, 10/01/16 ....................................................          145,000         145,369
  Series 10-A, 6.50%, 10/01/22 ...............................................................          475,000         475,404
  Series 10-A, 6.50%, 4/01/27 ................................................................          265,000         267,727
  Series 15-A, 6.85%, 10/01/24 ...............................................................          620,000         627,713
Rhode Island State Health and Educational Building Corp. Revenue,
  Health Facilities, Saint Antoine, Series B, 6.125%, 11/15/29 ...............................        8,400,000       8,762,712
  Hospital Financing, Lifespan Obligation Group, 6.375%, 8/15/21 .............................        7,000,000       7,342,230
                                                                                                                    -----------
                                                                                                                     34,802,223
                                                                                                                    -----------
SOUTH CAROLINA 1.1%
Beaufort-Jasper Water and Sewer Authority, Waterwork and Sewer System Revenue, Refunding,
 FSA Insured, 5.00%, 3/01/26 .................................................................        7,750,000       7,808,047
Dorchester County Waterworks and Sewer System Revenue, Refunding, MBIA Insured, 5.00%,
 10/01/28 ....................................................................................        8,000,000       8,040,320
Piedmont Municipal Power Agency Electric Revenue, Refunding,
  6.60%, 1/01/21 .............................................................................       10,205,000      10,431,653
  Series A, 6.55%, 1/01/16 ...................................................................        7,340,000       7,501,480
  Series A, 5.75%, 1/01/24 ...................................................................        3,150,000       3,138,881
  Series A, AMBAC Insured, 5.75%, 1/01/24 ....................................................        5,050,000       5,067,928
South Carolina Public Service Authority Revenue, Series B, FSA Insured, 5.25%, 1/01/33 .......       31,835,000      32,578,347
                                                                                                                    -----------
                                                                                                                     74,566,656
                                                                                                                    -----------
SOUTH DAKOTA .3%
Lawrence County PCR, Black Hills Power and Light Co. Project, Refunding, 6.70%, 6/01/10 ......        5,000,000       5,039,800
South Dakota Health and Educational Facilities Authority Revenue, Avera Health Issue,
 AMBAC Insured, 5.25%, 7/01/22 ...............................................................       15,425,000      16,232,345
                                                                                                                    -----------
                                                                                                                     21,272,145
                                                                                                                    -----------
TENNESSEE .4%
Johnson City Health and Educational Facilities Board Hospital Revenue, first mortgage,
 Mountain States Health, Refunding, Series A, MBIA Insured, 6.00%, 7/01/21 ...................        7,000,000       7,765,800
Knox County Health Educational and Housing Facilities Board Hospital Facilities Revenue,
 Refunding and Improvement, Series A, FSA Insured, 5.00%, 1/01/22 ............................        5,000,000       5,099,500
Memphis GO, 5.00%, 4/01/17 ...................................................................        3,000,000       3,134,250
Metropolitan Government Nashville and Davidson County District Energy Revenue, Series A,
 AMBAC Insured, 5.00%, 10/01/25 ..............................................................        5,460,000       5,532,673
Tennessee HDA Revenue, Homeownership Program, Refunding, Series 1D, 4.70%, 7/01/15 ...........          825,000         841,450
Tennessee State Local Development Authority Revenue, Community Provider Pooled Loan
 Program, Pre-Refunded, 6.45%, 10/01/14 ......................................................        2,275,000       2,339,565
                                                                                                                    -----------
                                                                                                                     24,713,238
                                                                                                                    -----------
TEXAS 5.7%
Austin Electric Utility System Revenue, Refunding, MBIA Insured, 5.00%, 11/15/28 .............       10,000,000       9,957,400
Austin Utility System Revenue, Refunding, FGIC Insured, 6.25%, 5/15/16 .......................        7,755,000       8,015,568


24 |  Quarterly Statement of Investments

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
TEXAS (CONT.)
Bexar County Health Facilities Development Corp. Revenue, Incarnate Word Health Services,
 Refunding, FSA Insured, ETM,
  6.00%, 11/15/15 ...........................................................................    $   7,500,000     $ 7,963,575
  6.10%, 11/15/23 ...........................................................................        8,300,000       8,823,730
Bexar County HFC Revenue, GNMA Secured, 8.10%, 3/01/24 ......................................           35,000          35,004
Bexar County HFC, MFHR,
  American Opportunity Housing, Series A, MBIA Insured, 5.80%, 1/01/31 ......................        6,000,000       6,180,600
  Honey Creek Apartments Project, Series A, MBIA Insured, 6.125%, 4/01/20 ...................        1,000,000       1,061,630
  Honey Creek Apartments Project, Series A, MBIA Insured, 6.20%, 4/01/30 ....................        2,845,000       3,015,245
Bexar Metropolitan Water District Waterworks Systems Revenue, Refunding, MBIA Insured,
  5.875%, 5/01/22 ...........................................................................        2,860,000       3,002,714
  6.35%, 5/01/25 ............................................................................        1,890,000       1,990,888
Brazos Higher Education Authority Revenue, Student Loan Inc., Refunding, Series A-2,
  6.80%, 12/01/04 ...........................................................................          825,000         836,220
Bridge City ISD, GO, Refunding, 5.375%, 2/15/32 .............................................        2,005,000       2,056,508
Carrollton GO, Improvement, FSA Insured, 5.25%, 8/15/19 .....................................        1,000,000       1,058,970
Castleberry ISD Revenue, Refunding, 6.00%, 8/15/25 ..........................................          175,000         187,304
Dallas ISD, GO, Refunding, 5.25%, 2/15/20 ...................................................        2,000,000       2,114,500
Dallas-Fort Worth International Airport Revenue, Refunding and Improvement, Series A,
 FGIC Insured, 5.625%, 11/01/26 .............................................................       85,000,000      88,501,150
Decatur Hospital Authority Hospital Revenue, Series A, 5.75%, 9/01/29 .......................        4,190,000       3,921,170
Duncanville ISD, GO, Refunding, Series B, 5.25%, 2/15/32 ....................................        9,900,000      10,078,398
Edcouch Elsa ISD, GO, 5.50%, 2/15/30 ........................................................        2,000,000       2,070,200
Grand Prairie Health Facilities Revenue, Dallas/Fort Worth Medical Center Project, Refunding,
 AMBAC Insured, 6.875%, 11/01/10 ............................................................        2,700,000       2,784,888
Gulf Coast Waste Disposal Authority Environmental Improvement Revenue, UXS Corp. Projects,
 Refunding, 5.50%, 9/01/17 ..................................................................        3,250,000       3,312,270
Gulf Coast Waste Disposal Authority Revenue, Valero Energy Corp. Project, 5.70%, 4/01/32 ....        3,000,000       2,970,900
Harris County GO, Permanent Improvement, Refunding, 4.75%, 10/01/28 .........................        5,000,000       4,784,950
Hidalgo County GO, Certificates Obligation, FSA Insured, 5.25%, 8/15/21 .....................        2,500,000       2,621,100
Houston Airport System Revenue, sub. lien, Series B, FSA Insured, 5.50%, 7/01/30 ............        2,000,000       2,071,180
Houston Area Water Corp. Contract Revenue, Northeast Water Purification Project, FGIC
 Insured, 5.125%, 3/01/28 ...................................................................       15,000,000      15,088,200
Houston GO, Refunding, Public Improvement, MBIA Insured, 5.00%, 3/01/25 .....................        5,000,000       5,034,300
Houston Water and Sewer Systems Revenue,
  junior lien, Series B, FGIC Insured, Pre-Refunding, 5.00%, 12/01/25 .......................        9,710,000      10,687,991
  Refunding, junior lien, Series B, FGIC Insured, Pre-Refunded, 5.25%, 12/01/30 .............       14,000,000      15,546,300
Joshua ISD, Refunding, Series B, 6.125%, 2/15/26 ............................................           20,000          20,047
Keller ISD, GO, Refunding, 5.375%, 8/15/25 ..................................................        1,500,000       1,549,425
Kerrville ISD, GO, Refunding, 6.00%, 8/15/13 ................................................        1,000,000       1,143,020
Laredo ISD, GO, 5.25%, 8/01/24 ..............................................................        4,000,000       4,102,240
Little Cypress Mauriceville Consolidated ISD, GO, Refunding, 5.90%, 8/01/29 .................        2,130,000       2,305,469
Lower Colorado River Authority Revenue,
  Refunding and Improvement, Series A, MBIA Insured, 5.00%, 5/15/26 .........................        2,000,000       2,002,120
  Refunding, FSA Insured, 5.00%, 5/15/31 ....................................................       10,000,000       9,911,800
Lubbock HFC, SFMR, MBS Program, Refunding, Series A, GNMA Secured, 6.125%,
 12/01/17 ...................................................................................          345,000         356,799


                                        Quarterly Statement of Investments  | 25

FRANKLIN FEDERAL TAX-FREE INCOME FUND

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT     VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
TEXAS (CONT.)
Matagorda County Navigation District No. 1 PCR, Central Power and Light Co. Project,
 Refunding, 6.00%, 7/01/28 ...................................................................     $ 19,200,000    $ 19,198,656
North Central Texas Health Facility Development Corp. Revenue,
  Children's Medical Center Dallas, Refunding, AMBAC Insured, 5.25%, 8/15/24 .................       19,335,000      19,937,672
  Texas Health Resources System, Series B, MBIA Insured, 5.125%, 2/15/22 .....................        5,985,000       6,104,580
Northside ISD, GO, Refunding, 5.00%, 2/15/26 .................................................        2,500,000       2,504,100
Nueces River Authority Environmental Improvement Revenue, Asarco Inc. Project, Refunding,
  5.60%, 1/01/27 .............................................................................        6,000,000       4,371,780
  Series A, 5.60%, 4/01/18 ...................................................................        4,500,000       3,276,585
Onalaska ISD, GO, 5.375%, 2/15/32 ............................................................        2,840,000       2,913,272
Pasadena GO, Certificates Obligation, FGIC Insured, 5.25%, 4/01/32 ...........................        3,000,000       3,048,630
Port Corpus Christi IDC Revenue, Valero, Refunding, Series B, 5.40%, 4/01/18 .................        4,000,000       4,083,640
Port Corpus Christi Nueces County General Revenue, Union Pacific, Refunding, 5.65%,
 12/01/22 ....................................................................................       15,000,000      14,897,250
Red River Authority PCR, West Texas Utilities Co. Project, Public Service Co. of Oklahoma,
 Central Power and Light Co., Refunding, MBIA Insured, 6.00%, 6/01/20 ........................       12,000,000      13,000,680
Richardson GO, Hotel Occupancy Certificates, Series A, FGIC Insured, 5.75%, 2/15/21 ..........        2,500,000       2,742,375
Sabine River Authority PCR, Southwestern Electric Power Co., Refunding, MBIA Insured,
 6.10%, 4/01/18 ..............................................................................        9,000,000       9,720,180
San Antonio Water Revenue,
  Refunding, FSA Insured, 5.00%, 5/15/28 .....................................................        5,000,000       4,978,950
  Systems, Refunding, FSA Insured, 5.00%, 5/15/25 ............................................        5,000,000       5,031,650
Southmost Regional Water Authority, Water Supply Contract Revenue, MBIA Insured, 5.00%,
 9/01/25 .....................................................................................        5,000,000       5,032,800
Tarrant County Health Facilities Development Corp. Health System Revenue, Harris Methodist
 Health System, FGIC Insured, ETM, 6.00%, 9/01/24 ............................................        4,000,000       4,605,920
Tarrant County Health Facilities Development Corp. Revenue, Bethesda Living Centers,
 Series C, 5.75%,
  8/15/18 ....................................................................................        1,570,000       1,465,375
  8/15/28 ....................................................................................        3,900,000       3,443,505
Texas City IDC, Marine Terminal Revenue, ARCO Pipe Line Co. Project, Refunding, 7.375%,
 10/01/20 ....................................................................................          500,000         643,545
Texas State GO, Veterans Housing Assistance, Fund I, Refunding, Series A, 6.15%,
 12/01/25 ....................................................................................        1,000,000       1,023,680
Travis County HFC, SFMR, Refunding, Series A, 6.95%, 10/01/27 ................................        1,185,000       1,221,818
Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center
 Project,
  Series A, MBIA Insured, 5.50%, 11/01/17 ....................................................        1,735,000       1,839,968
  Series D, FSA Insured, 5.375%, 11/01/27 ....................................................       13,080,000      13,416,156
University of Texas University Revenues, Financing System, Series A, Pre-Refunded, 5.70%,
 8/15/20 .....................................................................................        1,000,000       1,126,690
Wylie ISD, GO,
  Pre-Refunded, 7.00%, 8/15/24 ...............................................................          660,000         805,154
  Refunding, 7.00%, 8/15/24 ..................................................................          340,000         407,034
                                                                                                                   ------------
                                                                                                                    398,005,418
                                                                                                                   ------------


26 |  Quarterly Statement of Investments

FRANKLIN FEDERAL TAX-FREE INCOME FUND

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                PRINCIPAL AMOUNT      VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
U.S. TERRITORIES 2.5%
Children's Trust Fund Tobacco Settlement Revenue, Asset Backed Bonds, Refunding, 5.375%,
 5/15/33 .....................................................................................     $ 23,595,000    $ 20,541,099
District of Columbia GO,
  FGIC Insured, 5.00%, 6/01/28 ...............................................................       22,475,000      22,217,436
  Pre-Refunded, Series A, FSA Insured, 5.375%, 6/01/24 .......................................        1,420,000       1,584,720
  Refunding, Series E, MBIA Insured, 6.00%, 6/01/13 ..........................................           15,000          15,324
  Series A, FSA Insured, 5.375%, 6/01/24 .....................................................        3,580,000       3,749,012
District of Columbia Tobacco Settlement Financing Corp. Revenue, Asset Backed Bonds,
 6.50%, 5/15/33 ..............................................................................       35,000,000      30,593,850
Puerto Rico Commonwealth GO,
  AMBAC Insured, Pre-Refunded, 5.40%, 7/01/25 ................................................          250,000         270,477
  Public Improvement, Pre-Refunded, 5.75%, 7/01/17 ...........................................          250,000         276,585
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
 Series Y,
  5.00%, 7/01/36 .............................................................................       62,000,000      60,642,820
  5.50%, 7/01/36 .............................................................................        7,000,000       7,285,320
Puerto Rico Commonwealth Urban Renewal and Housing Corp. Revenue, Commonwealth
 Appropriation, Refunding, 7.875%, 10/01/04 ..................................................          325,000         326,157
Puerto Rico Electric Power Authority Revenue, Series X, 5.50%, 7/01/25 .......................          200,000         201,770
Puerto Rico Housing Bank and Financing Authority SFMR, Affordable Housing Mortgage,
 First Portfolio, 6.25%, 4/01/29 .............................................................          130,000         133,537
Puerto Rico Industrial Medical and Environmental Pollution Control Facilities Financing
 Authority Revenue, PepsiCo Inc.  Project, 6.25%, 11/15/13 ...................................          350,000         359,639
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
 Financing Authority Industrial Revenue,
  Guaynabo Warehouse, Series A, 5.15%, 7/01/19 ...............................................          850,000         849,082
  Teacher's Retirement System Revenue Series B, 5.50%, 7/01/21 ...............................          250,000         263,538
Puerto Rico PBA Revenue, Government Facilities, Series D,
  5.25%, 7/01/27 .............................................................................        3,265,000       3,319,754
  Pre-Refunded, 5.25%, 7/01/27 ...............................................................        8,735,000       9,757,170
University of Puerto Rico Revenues, Series M, MBIA Insured, 5.25%, 6/01/25 ...................          285,000         295,260
Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
  5.50%, 10/01/18 ............................................................................        1,400,000       1,452,766
  5.50%, 10/01/22 ............................................................................        5,000,000       5,054,200
  5.625%, 10/01/25 ...........................................................................        1,900,000       1,928,937
Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%,
 7/01/18 .....................................................................................          500,000         496,090
                                                                                                                   ------------
                                                                                                                    171,614,543
                                                                                                                   ------------
UTAH .6%
Carbon County Solid Waste Disposal Revenue, Laidlaw Inc. Project, Refunding, Series A,
 7.50%, 2/01/10 ..............................................................................        5,050,000       5,175,795
Intermountain Power Agency Power Supply Revenue,
  Refunding, ETM, 6.15%, 7/01/14 .............................................................       16,225,000      17,650,042
  Series A, 6.15%, 7/01/14 ...................................................................        8,775,000       9,568,260


                                        Quarterly Statement of Investments  | 27

FRANKLIN FEDERAL TAX-FREE INCOME FUND

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT     VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
UTAH (CONT.)
Salt Lake County College Revenue, Westminster College Project,
   5.70%, 10/01/17 ...........................................................................     $  1,000,000    $  1,043,890
   5.75%, 10/01/27 ...........................................................................        1,000,000       1,015,770
   5.625%, 10/01/28 ..........................................................................        3,305,000       3,351,898
South Jordan Sales Tax Revenue, AMBAC Insured, 5.20%, 8/15/26 ................................        4,770,000       4,831,533
Utah State HFAR, SFM,
   Series B, 6.55%, 7/01/19 ..................................................................          105,000         107,422
   Series B, 6.55%, 7/01/26 ..................................................................          475,000         483,208
   Series E-1, 6.65%, 7/01/20 ................................................................          180,000         184,214
                                                                                                                   ------------
                                                                                                                     43,412,032
                                                                                                                   ------------
VERMONT .3%
Burlington Airport Revenue, Series A, MBIA Insured, 5.00%, 7/01/28 ...........................        5,780,000       5,821,038
Vermont Educational and Health Buildings Financing Agency Revenue, Fletcher Allen Health,
  Series A, AMBAC Insured, 6.125%, 12/01/27 ..................................................       13,000,000      14,309,100
Vermont HFA, SF Housing Revenue, Series 5, 7.00%, 11/01/27 ...................................        3,375,000       3,449,723
                                                                                                                   ------------
                                                                                                                     23,579,861
                                                                                                                   ------------
VIRGINIA .5%
Danville IDA, Hospital Revenue,
   Danville Regional Medical Center, FGIC Insured, Pre-Refunded, 6.50%, 10/01/24 .............        5,840,000       5,947,923
   Regional Medical Center, FGIC Insured, Pre-Refunded, 6.50%, 10/01/19 ......................        5,885,000       5,993,755
Henrico County IDA, Public Facilities Lease Revenue, Regional Jail Project, Pre-Refunded,
  6.00%, 8/01/15 .............................................................................        7,250,000       7,575,815
Medical College Hospital Authority Revenue, General Revenue Bonds, MBIA Insured, 5.125%,
  7/01/18 ....................................................................................        2,000,000       2,085,200
Virginia State HDA Commonwealth Mortgage Revenue, Series H, Subseries H-1, MBIA Insured,
  5.35%, 7/01/31 .............................................................................       10,000,000      10,155,200
Virginia State Public School Authority GO, Series B, Pre-Refunded, 6.00%, 8/01/05 ............          190,000         193,800
                                                                                                                   ------------
                                                                                                                     31,951,693
                                                                                                                   ------------
WASHINGTON 2.5%
Bellevue Water and Sewer Revenue, Refunding, 5.875%, 7/01/10 .................................          100,000         100,436
Bellingham Housing Authority Revenue,
   Cascade Meadows Project, Pre-Refunded, 7.10%, 11/01/23 ....................................          200,000         202,832
   Pacific Rim and Cascade Meadows Project, Refunding, MBIA Insured, 5.20%, 11/01/27 .........          200,000         201,420
Chelan County PUD No. 1,
   Cheland Hydro Consolidated System Revenue, Series A, 5.65%, 7/01/32 .......................        5,000,000       5,085,300
   Consolidated Revenue, Chelan Hydroelectric Division I Project, Series A, FSA Insured,
     5.25%, 7/01/33 ..........................................................................          200,000         200,796
Clark County PUD No. 1 Generating System Revenue,
   FGIC Insured, ETM, 6.00%, 1/01/08 .........................................................          200,000         221,278
   Refunding, FSA Insured, 5.50%, 1/01/25 ....................................................       15,015,000      15,723,107
Clark County Sewer Revenue, MBIA Insured, Pre-Refunded, 5.70%, 12/01/16 ......................          200,000         216,106
Conservation and Renewable Energy System Revenue, Washington Conservation Project,
  Pre-Refunded, 6.50%, 10/01/14 ..............................................................          400,000         411,384
Douglas County PUD No. 1, Electric Systems Revenue, MBIA Insured, Pre-Refunded, 6.00%,
  1/01/15 ....................................................................................          100,000         103,951


28 |  Quarterly Statement of Investments

FRANKLIN FEDERAL TAX-FREE INCOME FUND

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT      VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
WASHINGTON (CONT.)
Energy Northwest Electric Revenue, Columbia Generating, Refunding, Series B, FSA Insured,
 5.35%, 7/01/18 ..............................................................................     $ 11,500,000    $ 12,349,620
Grant County PUD No. 2,
  Priest Rapids Hydro Electric Revenue, Second Series B, MBIA Insured, 5.875%, 1/01/26 .......          100,000         104,783
  Wanapum Hydro Electric Revenue, Refunding, Second Series A, MBIA Insured, 5.20%,
    1/01/23 ..................................................................................          250,000         255,417
  Wanapum Hydro Electric Revenue, Refunding, Series D, FSA Insured, 5.20%, 1/01/23 ...........        6,000,000       6,189,360
King County GO,
  Sewer District, Pre-Refunded, 5.875%, 1/01/15 ..............................................          100,000         103,900
  Sewer, Refunding, Series C, 6.25%, 1/01/32 .................................................        8,715,000       9,586,239
King County Housing Authority Revenue, Woodridge Park Project, 6.25%, 5/01/15 ................          175,000         176,913
King County School District No. 400 Mercer Island GO, Pre-Refunded, 5.90%, 12/01/15 ..........          100,000         107,251
King County School District No. 412 Shoreline, Pre-Refunded, 6.10%, 6/01/13 ..................          100,000         103,780
King County School District No. 415 Kent, FSA Insured, Pre-Refunded, 5.875%, 6/01/16 .........          200,000         214,412
Pierce County EDC, Solid Waste Revenue, Occidental Petroleum Corp., 5.80%, 9/01/29 ...........        4,360,000       4,382,716
Pierce County School District No. 320 Sumner GO, FSA Insured, 6.00%, 12/01/14 ................        2,000,000       2,298,500
Pierce County School District No. 403 Bethel GO, FGIC Insured, 5.25%, 12/01/22 ...............        5,000,000       5,254,100
Pierce County Sewer Revenue, 5.70%, 2/01/17 ..................................................          100,000         104,702
Port Seattle Revenue, Refunding,
  MBIA Insured, 5.00%, 7/01/33 ...............................................................       10,000,000       9,908,900
  Series A, FGIC Insured, 5.00%, 4/01/31 .....................................................       20,000,000      19,882,000
Seattle Housing Authority Low Income Housing Assistance Revenue, Kin On Project, 7.40%,
 11/20/36 ....................................................................................           99,000         109,427
Seattle Municipal Light and Power Revenue, 5.40%, 12/01/25 ...................................       10,000,000      10,367,400
Seattle Water System Revenue, FGIC Insured, 5.00%, 10/01/23 ..................................          300,000         303,306
Snohomish County GO, MBIA Insured, Pre-Refunded, 5.90%, 12/01/15 .............................          100,000         101,534
Snohomish County Housing Authority Revenue, Pooled, 6.30%, 4/01/16 ...........................          200,000         204,968
Snohomish County USD No. 6 GO, 6.50%, 12/01/11 ...............................................        7,000,000       8,275,190
Spokane County GO, Refunding, Pre-Refunded, 6.00%, 12/01/14 ..................................          130,000         141,349
Spokane County Water District No. 3 Water Revenue, Refunding, 5.90%, 1/01/14 .................           15,000          15,144
Sunnyside GO, MBIA Insured, Pre-Refunded, 6.10%, 12/01/14 ....................................         100,0000         101,599
Tacoma GO, Series A, MBIA Insured, 5.625%, 12/01/22 ..........................................          300,000         316,260
Tacoma Refuse Utility Revenue, AMBAC Insured, Pre-Refunded, 7.00%, 12/01/19 ..................          100,000         103,882
Twenty-Fifth Avenue Properties Washington Student Housing Revenue, MBIA Insured,
  5.125%, 6/01/22 ............................................................................        2,925,000       3,013,130
  5.25%, 6/01/33 .............................................................................        9,770,000       9,944,883
University of Washington Alumni Association Lease Revenue, Medical Center Roosevelt II,
  FSA Insured, Pre-Refunded, 6.30%, 8/15/14 ..................................................        4,500,000       4,552,110
Washington State GO,
  Motor Vehicle Fuel Tax, Refunding, Series 1995D, DD-15 and R-95C, 6.00%, 9/01/20 ...........          240,000         251,551
  Motor Vehicle Fuel Tax, Series B, FGIC Insured, 5.00%, 7/01/27 .............................       10,000,000       9,959,000
  Series A, FGIC Insured, 5.00%, 7/01/27 .....................................................       10,000,000       9,959,000
  Various Purpose, Series C, FSA Insured, 5.25%, 1/01/26 .....................................       10,120,000      10,351,444
Washington State Health Care Facilities Authority Revenue,
  Multicare Health Systems, MBIA Insured, 5.00%, 8/15/22 .....................................          250,000         252,458
  Providence Services, MBIA Insured, 5.50%, 12/01/26 .........................................        6,000,000       6,183,480
Washington State Higher Education Facilities Authority Revenue, Pacific Lutheran University
 Project, Refunding, Connie Lee Insured, 5.70%, 11/01/26 .....................................          200,000         208,232


                                        Quarterly Statement of Investments  | 29

FRANKLIN FEDERAL TAX-FREE INCOME FUND

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
WASHINGTON (CONT.)
Washington State Housing Finance Commission Revenue, SF Program, Series 3A, GNMA
  Secured, 5.75%, 12/01/28 ...................................................................     $     70,000    $       71,082
Washington State Public Power Supply System Revenue, Nuclear Project No. 2, Refunding,
  Series A, 6.30%, 7/01/12 ...................................................................        7,700,000         8,952,559
                                                                                                                   --------------
                                                                                                                      177,228,191
                                                                                                                   --------------
WEST VIRGINIA .5%
 Braxton County Solid Waste Disposal Revenue, Weyerhaeuser Co. Project,
   6.50%, 4/01/25 ............................................................................        3,500,000         3,622,395
   Refunding, 5.40%, 5/01/25 .................................................................       10,000,000         9,719,700
Tyler County PCR, Union Carbide Corp., 7.625%, 8/01/05 .......................................        2,400,000         2,415,120
West Virginia State GO, Series A, FGIC Insured, 5.20%, 11/01/26 ..............................       10,000,000        10,298,600
West Virginia State Hospital Finance Authority Hospital Revenue, Logan General Hospital
  Project, Refunding and Improvement, 7.25%, 7/01/20 .........................................        7,000,000           679,000
West Virginia State Water Development Water Revenue, Loan Program 2, Refunding, Series B,
  AMBAC Insured, 5.00%, 11/01/29 .............................................................        7,500,000         7,456,875
                                                                                                                   --------------
                                                                                                                       34,191,690
                                                                                                                   --------------
WISCONSIN .7%
Janesville IDR, Simmons Manufacturing Co., 7.00%, 10/15/17 ...................................        2,200,000         2,225,300
Wisconsin Housing and EDA, Homeownership Revenue, Refunding, Series A, 6.10%,
  11/01/10 ...................................................................................        8,545,000         8,855,525
Wisconsin State Health and Educational Facilities Authority Revenue,
   Children's Hospital of Wisconsin Inc., AMBAC Insured, 5.375%, 2/15/28 .....................       21,050,000        21,349,121
   Franciscan Sisters Christian, Series A, 5.50%, 2/15/18 ....................................        1,500,000         1,509,900
   Franciscan Sisters Christian, Series A, 5.50%, 2/15/28 ....................................        1,000,000           971,720
   Mercy Health Systems Corp., AMBAC Insured, 6.125%, 8/15/13 ................................        6,500,000         6,892,535
   Mercy Health Systems Corp., AMBAC Insured, 6.125%, 8/15/17 ................................        7,500,000         7,952,925
Wisconsin State Petroleum Inspection Fee Revenue, Series A, 6.00%, 7/01/11 ...................        1,500,000         1,591,380
                                                                                                                   --------------
                                                                                                                       51,348,406
                                                                                                                   --------------
WYOMING
Wyoming CDA, MFMR, Series A,
   6.95%, 6/01/24 ............................................................................        1,845,000         1,851,587
   Pre-Refunded, 6.90%, 6/01/12 ..............................................................          750,000           751,770
                                                                                                                   --------------
                                                                                                                        2,603,357
                                                                                                                   --------------
TOTAL BONDS (COST $6,283,244,521) ............................................................                      6,523,394,815
                                                                                                                   --------------
ZERO COUPON BONDS 4.7%
CALIFORNIA 1.3%
Foothill/Eastern Corridor Agency Toll Road Revenue,
   Capital Appreciation, Refunding, 1/15/24 ..................................................       65,000,000        20,241,000
   Convertible Capital Appreciation, Refunding, 1/15/23 ......................................       35,000,000        26,663,350
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
   Refunding, Series A, 1/15/21 ..............................................................       50,000,000        41,167,000
   senior lien, ETM, 1/01/23 .................................................................        7,000,000         2,686,810
                                                                                                                   --------------
                                                                                                                       90,758,160
                                                                                                                   --------------


30 |  Quarterly Statement of Investments

FRANKLIN FEDERAL TAX-FREE INCOME FUND

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
ZERO COUPON BONDS (CONT.)
COLORADO .1%
Colorado Springs Airport Revenue, Series C,
   1/01/05 ...................................................................................     $  1,610,000    $  1,596,830
   1/01/07 ...................................................................................        1,675,000       1,542,541
   1/01/08 ...................................................................................          800,000         701,792
   1/01/11 ...................................................................................        1,450,000       1,069,941
                                                                                                                   ------------
                                                                                                                      4,911,104
                                                                                                                   ------------
FLORIDA. 1%
  Florida State Mid-Bay Bridge Authority Revenue, Series A, senior lien, AMBAC Insured,
    10/01/23 .................................................................................        5,000,000       1,792,650
    10/01/24 .................................................................................        3,000,000       1,007,850
  Miami-Dade County Special Obligation Subordinated, Series B, MBIA Insured, 10/01/34 ........        5,500,000         974,930
                                                                                                                   ------------
                                                                                                                      3,775,430
                                                                                                                   ------------
ILLINOIS 1.0%
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
    Capital Appreciation, McCormick Place, Refunding, Series B, 6/15/22 ......................       30,000,000      15,964,200
    Capital Appreciation, McCormick Place, Refunding, Series B, MBIA Insured, 6/15/20 ........        8,240,000       5,858,722
    Capital Appreciation, McCormick Place, Refunding, Series B, MBIA Insured, 6/15/21 ........        6,000,000       4,224,000
    Capital Appreciation, Series A, FGIC Insured, 6/15/09 ....................................        9,510,000       8,118,310
    Capital Appreciation, Series A, FGIC Insured, ETM, 6/15/09 ...............................        1,490,000       1,272,534
    McCormick Place Expansion Project, Series A, FGIC Insured, 6/15/10 .......................        8,000,000       6,403,609
    McCormick Place Expansion Project, Series A, FGIC Insured, 6/15/11 .......................        9,690,000       7,508,878
    McCormick Place Exposition, Series A, 6/15/08 ............................................          185,000         163,270
    McCormick Place Exposition, Series A, FGIC Insured, ETM, 6/15/08 .........................        1,315,000       1,176,110
    McCormick Place Exposition, Series A, FGIC Insured, Pre-Refunded, 6/15/08 ................        7,000,000       6,260,660
  University of Illinois Revenues, AMBAC Insured, 4/01/10 ....................................       14,250,000      11,446,170
                                                                                                                   ------------
                                                                                                                     68,396,463
                                                                                                                   ------------
 KENTUCKY 1.1%
 Jefferson County Capital Projects Corp. Lease Revenue, Refunding, Series A,
    8/15/07 ..................................................................................        1,640,000       1,504,323
    8/15/08 ..................................................................................        4,505,000       3,962,328
    8/15/09 ..................................................................................        4,580,000       3,814,270
    8/15/10 ..................................................................................        4,620,000       3,655,667
    8/15/13 ..................................................................................        6,825,000       4,627,282
    8/15/14 ..................................................................................        6,860,000       4,415,919
    8/15/16 ..................................................................................        7,005,000       4,029,346
    8/15/17 ..................................................................................        7,115,000       3,859,318
  Kentucky Economic Development Finance Authority Health System Revenue, Norton
   Healthcare Inc.,
    Refunding, Series B, MBIA Insured, 10/01/18 ..............................................       10,000,000       4,942,400
    Refunding, Series C, MBIA Insured, zero cpn. to 10/01/05, 6.05% thereafter, 10/01/19 .....       11,080,000      11,482,093
    Series C, MBIA Insured, zero cpn. to 10/01/05, 6.10% thereafter, 10/01/21 ................        8,925,000       9,172,936
  Kentucky Economic Development Finance Authority Revenue, Norton Healthcare Inc.,
   Series C, zero cpn. to 10/01/05, 6.10% thereafter, 10/01/23, MBIA Insured .................       16,945,000      17,195,278
 Owensboro Electric Light and Power Revenue, Series B, AMBAC Insured, 1/01/08 ................        5,250,000       4,741,748
                                                                                                                   ------------
                                                                                                                     77,402,908
                                                                                                                   ------------


                                        Quarterly Statement of Investments  | 31

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
ZERO COUPON BONDS (CONT.)
LOUISIANA .1%
Calcasieu Parish Memorial Hospital Service District Revenue, Lake Charles Parish Memorial
  Hospital Project, Series A, Connie Lee Insured, 12/01/22 ..................................     $ 11,040,000      $   10,468,790
                                                                                                                    --------------
MICHIGAN .1%
Coldwater Community Schools GO, Capital Appreciation, MBIA Insured, Pre-Refunded,
  5/01/18 ...................................................................................        5,935,000           2,871,353
 Harrison Community Schools GO, AMBAC Insured, 5/01/20 ......................................        6,000,000           2,439,900
                                                                                                                    --------------
                                                                                                                         5,311,253
                                                                                                                    --------------
NEVADA .1%
Director of State Department of Business and Industry Revenue, Las Vegas Monorail Project,
  AMBAC Insured,
   1/01/25 ..................................................................................        3,080,000           1,001,739
   1/01/26 ..................................................................................        3,815,000           1,154,953
   1/01/27 ..................................................................................        3,000,000             855,180
   1/01/28 ..................................................................................       13,315,000           3,540,192
   1/01/29 ..................................................................................        8,410,000           2,107,967
                                                                                                                    --------------
                                                                                                                         8,660,031
                                                                                                                    --------------
TEXAS .3%
Hays Consolidated ISD GO, Capital Appreciation,
   8/15/19 ..................................................................................        5,285,000           2,341,202
   8/15/21 ..................................................................................        8,420,000           3,253,488
   8/15/22 ..................................................................................        8,470,000           3,050,132
Texas State Turnpike Authority Central Texas Turnpike Systems Revenue, Capital Appreciation,
  AMBAC Insured, 8/15/31 ....................................................................       43,500,000           8,798,745
                                                                                                                    --------------
                                                                                                                        17,443,567
                                                                                                                    --------------
U.S. TERRITORIES .2%
District of Columbia Revenue, Capital Appreciation, Georgetown University,
   MBIA Insured, 4/01/22 ....................................................................       12,870,000           4,838,605
   MBIA Insured, 4/01/23 ....................................................................       14,160,000           4,989,984
   Series A, MBIA Insured, 4/01/20 ..........................................................        8,860,000           3,808,294
                                                                                                                    --------------
                                                                                                                        13,636,883
                                                                                                                    --------------
WASHINGTON .3%
Washington State Public Power Supply System Revenue, Nuclear Project No. 3,
   Refunding, Series B, 7/01/12 .............................................................        6,400,000           4,539,776
   Refunding, Series B, 7/01/13 .............................................................       11,000,000           7,406,300
   Refunding, Series B, 7/01/14 .............................................................        2,550,000           1,685,932
   Series B, 7/01/14 ........................................................................       12,450,000           7,948,952
                                                                                                                    --------------
                                                                                                                        21,580,960
                                                                                                                    --------------
TOTAL ZERO COUPON BONDS (COST $297,708,739) .................................................                          322,345,549
                                                                                                                    --------------
TOTAL LONG TERM INVESTMENTS (COST $6,580,953,260) ...........................................                        6,845,740,364
                                                                                                                    --------------


32 |  Quarterly Statement of Investments

FRANKLIN FEDERAL TAX-FREE INCOME FUND

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS .5%
   ARIZONA
(c)Arizona Health Facilities Authority Hospital System Revenue, Series B, MBIA Insured, Weekly
     VRDN and Put, 1.08%, 10/01/26 ...........................................................     $      100,000    $      100,000
                                                                                                                     --------------
   CALIFORNIA .2%
(c)CALIFORNIA Infrastructure and Economic Development Bank Revenue, Independent Systems
     Operating Corp. Project, Refunding, Series B, MBIA Insured, Weekly VRDN and Put, 1.07%,
      4/01/08 ................................................................................          2,500,000         2,500,000
(c)California State GO, Series A-3, Daily VRDN and Put, 1.07%, 5/01/33 .......................         10,500,000        10,500,000
                                                                                                                     --------------
      ........................................................................................                           13,000,000
                                                                                                                     --------------
   FLORIDA
(c)Orange County School Board COP, Series B, AMBAC Insured, Daily VRDN and Put, 1.10%,
     8/01/25 .................................................................................            100,000           100,000
                                                                                                                     --------------
   MASSACHUSETTS
   Massachusetts State Health and Educational Facilities Authority Revenue, Capital Assets
     Program, Series D, MBIA Insured, Daily VRDN and Put, 1.07%, 1/01/35 .....................          2,400,000         2,400,000
                                                                                                                     --------------
   NEW JERSEY
(c)New Jersey Sports and Exposition Authority State Contract Revenue, Refunding, Series B-2,
     MBIA Insured, Weekly VRDN and Put, 1.02%, 3/01/21 .......................................          1,000,000         1,000,000
                                                                                                                     --------------
   NEW YORK
(c)New York State GO, Refunding, Series H, Sub Series H-2, MBIA Insured, Daily VRDN and Put,
     1.08%, 8/01/13 ..........................................................................          1,600,000         1,600,000
                                                                                                                     --------------
   NORTH CAROLINA .1%
(c)North Carolina State GO, Series G, Weekly VRDN and Put, 1.02%, 5/01/21 ....................          6,500,000         6,500,000
                                                                                                                     --------------
   RHODE ISLAND
(c)Rhode Island Health and Educational Building Corp. Educational Institution Revenue,
     Portsmouth Abbey School, Weekly VRDN and Put, 1.07%, 10/01/31 ...........................          1,750,000         1,750,000
                                                                                                                     --------------
   TENNESSEE .2%
   Montgomery County PBA Pooled Financing Revenue, Tennessee County Loan Pool, Daily VRDN
     and Put, 1.13%, 7/01/34 .................................................................         12,200,000        12,200,000
                                                                                                                     --------------
   TOTAL SHORT TERM INVESTMENTS (COST $38,650,000) ...........................................                           38,650,000
                                                                                                                     --------------
   TOTAL INVESTMENTS (COST $6,619,603,260) 99.1% .............................................                        6,884,390,364
   OTHER ASSETS, LESS LIABILITIES .9% ........................................................                           62,786,329
                                                                                                                     --------------
   NET ASSETS 100.0% .........................................................................                       $6,947,176,693
                                                                                                                     ==============

See glossary of terms on page 34.

(a)   Defaulted security.

(b)   Security is purchased on a when-issued or delayed delivery basis.

(c) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


Quarterly Statement of Investments | See Notes to Statement of Investments. | 33

FRANKLIN FEDERAL TAX-FREE INCOME FUND

GLOSSARY OF TERMS

AMBAC  -  American Municipal Bond Assurance Corp.             MBIA   -  Municipal Bond Investors Assurance Corp.
CDA    -  Community Development Authority/Agency              MBS    -  Mortgage-Backed Securities
COP    -  Certificate of Participation                        MF     -  Multi-Family
CRDA   -  Community Redevelopment Authority/Agency            MFHR   -  Multi-Family Housing Revenue
EDA    -  Economic Development Authority                      MFMR   -  Multi-Family Mortgage Revenue
EDC    -  Economic Development Corp.                          MFR    -  Multi-Family Revenue
EDR    -  Economic Development Revenue                        MTA    -  Metropolitan Transit Authority
ETM    -  Escrow to Maturity                                  PBA    -  Public Building Authority
FGIC   -  Financial Guaranty Insurance Co.                    PCR    -  Pollution Control Revenue
FHA    -  Federal Housing Authority/Agency                    PFAR   -  Public Financing Authority Revenue
FNMA   -  Federal National Mortgage Association               PUD    -  Public Utility District
FSA    -  Financial Security Assistance                       RDA    -  Redevelopment Agency/Authority
GNMA   -  Government National Mortgage Association            RDAR   -  Redevelopment Agency Revenue
GO     -  General Obligation                                  SF     -  Single Family
HDA    -  Housing Development Authority/Agency                SFM    -  Single Family Mortgage
HFA    -  Housing Finance Authority/Agency                    SFMR   -  Single Family Mortgage Revenue
HFAR   -  Housing Finance Authority/Agency Revenue            USD    -  Unified/Union School District
HFC    -  Housing Finance Corp.                               VRDN   -  Variable Rate Demand Notes
HMR    -  Home Mortgage Revenue                               XLCA   -  XL Capital Assurance
IDA    -  Industrial Development Authority/Agency
IDAR   -  Industrial Development Authority/Agency Revenue
IDB    -  Industrial Development Bond/Board
IDBR   -  Industrial Development Bond Insurance Revenue
IDC    -  Industrial Development Corp.
IDR    -  Industrial Development Revenue
ISD    -  Independent School District
LP     -  Limited Partnership


34 |  Quarterly Statement of Investments

FRANKLIN FEDERAL TAX-FREE INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Tax-Free Income Fund (the Fund) is registered under the Investment Company Act of 1940 as an open-end investment company.

1.    INCOME TAXES

At July 31, 2004, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments .....................................       $ 6,618,491,742
                                                                ===============
Unrealized appreciation .................................       $   330,468,379
Unrealized depreciation .................................           (64,569,757)
                                                                ---------------
Net unrealized appreciation (depreciation) ..............       $   265,898,622
                                                                ===============

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

                                        Quarterly Statement of Investments  | 35

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN FEDERAL TAX-FREE INCOME FUND

By /S/ JIMMY D. GAMBILL
   ---------------------
   Chief Executive Officer - Finance and Administration

Date September 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/ JIMMY D. GAMBILL
   ---------------------
   Chief Executive Officer - Finance and Administration

Date September 28, 2004


By /S/ GALEN G. VETTER
   -------------------
   Chief Financial Officer

Date September 28, 2004









                                    Exhibit A

I, Jimmy D. Gambill, certify that:

1. I have reviewed this report on Form N-Q of the Franklin Federal Tax-Free Income Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

September 23, 2004

/S/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration








I, Galen G. Vetter, certify that:

1. I have reviewed this report on Form N-Q of the Franklin Federal Tax-Free Income Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


September 23, 2004

/S/GALEN G. VETTER
Chief Financial Officer